CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current
Cash and cash equivalents	$ 95,560	$ 160,280
Short-term investments	6,575	3,313
Restricted cash (note 14)	2,510
Trade receivables (note 1)	112,949	93,571
Inventories:
Ore stockpiles	67,764	41,286
Concentrates and dore bars	50,332	31,579
Supplies	149,647	100,885
Available-for-sale securities (note 2(b))	99,109	111,967
Other current assets (note 2(a))	89,776	61,159
Total current assets	674,222	604,040
Other assets (note 2(c))	61,502	33,641
Future income and mining tax assets (note 8)		27,878
Goodwill (note 9)	200,064
Property, plant and mine development, net (note 3)	4,564,563	3,581,798
TOTAL ASSETS	5,500,351	4,247,357
Current
Accounts payable and accrued liabilities (note 10)	170,967	155,432
Dividends payable	108,009	28,199
Income taxes payable	14,450	4,501
Interest payable	9,743	1,666
Fair value of derivative financial instruments (note 15)	142	662
Total current liabilities	303,311	190,460
Long term debt (note 4)	650,000	715,000
Reclamation provision and other liabilities (note 5)	145,536	96,255
Future income and mining tax liabilities (note 8)	736,054	493,881
SHAREHOLDERS' EQUITY
Common shares (notes 6(a,b,c and d))	3,078,217	2,378,759
Stock options (note 7(a))	78,554	65,771
Warrants (note 6(c))	24,858	24,858
Contributed surplus	15,166	15,166
Retained earnings	440,265	216,158
Accumulated other comprehensive income (loss) (note 6(e))	28,390	51,049
Total shareholders' equity	3,665,450	2,751,761
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,500,351	$ 4,247,357
Contingencies and commitments (notes 5, 8,12 and 13(b))

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Revenues from mining operations (note 1)	$ 1,422,521	$ 613,762	$ 368,938
COSTS, EXPENSES AND OTHER INCOME
Production	677,472	306,318	186,862
Exploration and corporate development	54,958	36,279	34,704
Amortization of property, plant and mine development	192,486	72,461	36,133
General and administrative	94,327	63,687	47,187
Write-down of available-for-sale securities			74,812
Gain on derivative financial instruments	(7,612)	(3,592)	(4,481)
Provincial capital tax	(6,075)	5,014	5,332
Interest expense (note 4)	49,493	8,448	2,952
Interest and sundry income	(10,254)	(12,580)	(7,240)
Gain on acquisition of Comaplex, net of transaction costs (note 9)	(57,526)
Gain on sale of available-for-sale securities (note 2(a))	(19,487)	(10,142)	(25,626)
Foreign currency translation loss (gain)	19,536	39,831	(77,688)
Income before income and mining taxes	435,203	108,038	95,991
Income and mining taxes (note 8)	103,087	21,500	22,824
Net income for the year	332,116	86,538	73,167
Net income per share - basic (note 6(f)) (in dollars per share)	$ 2.05	$ 0.55	$ 0.51
Net income per share - diluted (note 6(f)) (in dollars per share)	$ 2	$ 0.55	$ 0.5
Comprehensive income:
Net income for the year	332,116	86,538	73,167
Other comprehensive income (loss):
Unrealized gain (loss) on hedging activities		16,287	(8,888)
Unrealized gain (loss) on available-for-sale securities	64,649	76,037	(911)
Adjustments for derivative instruments maturing during the year		(7,399)
Adjustments for realized loss (gain) on available-for-sale securities due to dispositions and write-downs during the year	(19,487)	(10,142)	8,997
Net amount reclassified to income due to acquisition of business (note 9)	(64,508)
Change in unrealized gain (loss) on pension liability	(4,093)	(727)	1,822
Tax effect of other comprehensive income items	780	(2,399)	2,084
Other comprehensive income (loss) for the year	(22,659)	71,657	3,104
Comprehensive income for the year	$ 309,457	$ 158,195	$ 76,271

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Shares	Stock Options Outstanding	Warrants	Contributed Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2007	$ 1,931,667	$ 23,573		$ 15,166	$ 112,240	$ (23,712)
Balance (in shares) at Dec. 31, 2007	142,403,379
Increase (Decrease) in Shareholders' Equity
Shares issued under Employee Stock Option Plan (note 7(a))	41,392
Shares issued under Employee Stock Option Plan (note 7(a)) (in shares)	1,340,484
Stock options		17,479
Shares issued under the Incentive Share Purchase Plan (note 7(b))	9,545
Shares issued under the Incentive Share Purchase Plan (note 7(b)) (in shares)	154,998
Shares issued under flow-through share private placement (note 6(b))	22,042
Shares issued under flow-through share private placement (note 6(b)) (in shares)	779,250						779,250
Shares issued under the Company's dividend reinvestment plan	2,210
Shares issued under the Company's dividend reinvestment plan (in shares)	30,807
Shares issued under public offering (note 6(d))	34,200
Shares issued under public offering (note 6(d)) (in shares)	900,000
Shares issued under private placement of units (note 6(c))	258,691		24,858
Shares issued under private placement of units (note 6(c)) (in shares)	9,200,000
Net income for the year					73,167		73,167
Dividends declared ( $0.64, $0.18 and $0.18 per share for the year 2010, 2009 and 2008) (note 6(a))					(27,866)
Other comprehensive income for the year						3,104	3,104
Balance at Dec. 31, 2008	2,299,747	41,052	24,858	15,166	157,541	(20,608)
Balance (in shares) at Dec. 31, 2008	154,808,918
Increase (Decrease) in Shareholders' Equity
Shares issued under Employee Stock Option Plan (note 7(a))	48,313
Shares issued under Employee Stock Option Plan (note 7(a)) (in shares)	1,238,000
Stock options		24,719
Shares issued under the Incentive Share Purchase Plan (note 7(b))	11,290
Shares issued under the Incentive Share Purchase Plan (note 7(b)) (in shares)	196,649
Shares issued under flow-through share private placement (note 6(b))	19,153
Shares issued under flow-through share private placement (note 6(b)) (in shares)	358,900						358,900
Shares issued under the Company's dividend reinvestment plan	912
Shares issued under the Company's dividend reinvestment plan (in shares)	18,764
Shares issued for purchase of mining property (note 6(c))	894
Shares issued for purchase of mining property (note 6(c)) (in shares)	33,825
Net income for the year					86,538		86,538
Dividends declared ( $0.64, $0.18 and $0.18 per share for the year 2010, 2009 and 2008) (note 6(a))					(27,921)
Other comprehensive income for the year						71,657	71,657
Restricted share unit plan (note 6(a))	(1,550)
Restricted share unit plan (note 6(a)) (in shares)	(29,882)
Balance at Dec. 31, 2009	2,378,759	65,771	24,858	15,166	216,158	51,049	2,751,761
Balance (in shares) at Dec. 31, 2009	156,625,174						156,655,056
Increase (Decrease) in Shareholders' Equity
Shares issued under Employee Stock Option Plan (note 7(a))	104,111
Shares issued under Employee Stock Option Plan (note 7(a)) (in shares)	1,627,766
Stock options		12,783
Shares issued under the Incentive Share Purchase Plan (note 7(b))	14,963
Shares issued under the Incentive Share Purchase Plan (note 7(b)) (in shares)	229,583
Shares issued under flow-through share private placement (note 6(b))
Shares issued under the Company's dividend reinvestment plan	1,404
Shares issued under the Company's dividend reinvestment plan (in shares)	25,243
Shares issued for purchase of mining property (note 6(c))	579,800
Shares issued for purchase of mining property (note 6(c)) (in shares)	10,225,848
Net income for the year					332,116		332,116
Dividends declared ( $0.64, $0.18 and $0.18 per share for the year 2010, 2009 and 2008) (note 6(a))					(108,009)
Other comprehensive income for the year						(22,659)	(22,659)
Restricted share unit plan (note 6(a))	(820)
Restricted share unit plan (note 6(a)) (in shares)	(13,259)
Balance at Dec. 31, 2010	$ 3,078,217	$ 78,554	$ 24,858	$ 15,166	$ 440,265	$ 28,390	$ 3,665,450
Balance (in shares) at Dec. 31, 2010	168,720,355						168,763,496

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends declared, per share	$ 0.64	$ 0.18	$ 0.18

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income for the year	$ 332,116	$ 86,538	$ 73,167
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development	192,486	72,461	36,133
Future income and mining taxes	66,928	20,309	16,681
Loss (gain) on available-for-sale securities and derivative financial instruments, net	(20,007)	(20,677)	49,186
Stock-based compensation	41,635	28,753	16,061
Net amount reclassified to income due to acquisition of business (note 9)	(64,508)
Foreign currency translation loss (gain)	19,536	39,831	(77,688)
Other	13,535	5,321	4,642
Changes in non-cash working capital balances
Trade receivables	(19,378)	(47,930)	33,779
Income taxes (payable)/recoverable	9,949	(313)	4,814
Inventories	(91,306)	(90,772)	(45,904)
Other current assets	(28,729)	4,834	(24,334)
Accounts payable and accrued liabilities	23,136	28,552	34,492
Prepaid royalty		(13,321)
Interest payable	8,077	1,520	146
Cash provided by operating activities	483,470	115,106	121,175
Investing activities
Additions to property, plant and mine development	(511,641)	(657,175)	(908,853)
Sale of Stornoway Diamond Corporation debentures (note 11)			10,720
Decrease (increase) in short-term investments	(3,262)	(3,313)	78,770
Net proceeds on available-for-sale securities	36,586	48,258	43,583
Purchase of available-for-sale securities	(42,479)	(6,380)	(113,225)
Decrease (increase) in restricted cash	(2,510)	30,999	(28,544)
Cash used in investing activities	(523,306)	(587,611)	(917,549)
Financing activities
Dividends paid	(26,830)	(27,132)	(23,779)
Repayment of capital lease obligations	(16,019)	(13,177)	(16,178)
Sale-leaseback financing	14,017	21,389
Proceeds from long-term debt	1,311,000	625,000	300,000
Repayment of long-term debt	(1,376,000)	(110,000)	(100,000)
Credit facility financing costs	(12,772)	(4,784)	(3,094)
Common shares issued	84,659	68,522	376,265
Warrants issued			24,858
Cash provided by (used in) financing activities	(21,945)	559,818	558,072
Effect of exchange rate changes on cash and cash equivalents	(2,939)	4,585	(8,110)
Net increase (decrease) in cash and cash equivalents during the year	(64,720)	91,898	(246,412)
Cash and cash equivalents, beginning of year	160,280	68,382	314,794
Cash and cash equivalents, end of year	95,560	160,280	68,382
Supplemental cash flow information:
Interest paid during the year	41,429	17,189	6,345
Income, mining and capital taxes paid during the year	$ 25,199	$ 8,792	$ 3,802

TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS	12 Months Ended
Dec. 31, 2010
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS

1.     TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS

  Agnico-Eagle is a gold mining company with mining operations in Canada, Finland and Mexico. The Company earns a significant proportion of its revenues from the production and sale of gold in both doré bar and concentrate form. The remainder of revenue and cash flow is generated by the production and sale of byproduct metals. The revenue from byproduct metals is mainly generated by production at the LaRonde Mine in Canada (silver, zinc, copper and lead) and the Pinos Altos Mine in Mexico (silver).

  Revenues are generated from operations in Canada, Finland and Mexico. The cash flow and profitability of the Company's operations are significantly affected by the market price of gold, and to a lesser extent, silver, zinc, copper and lead. The prices of these metals can fluctuate widely and are affected by numerous factors beyond the Company's control.

  As gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product.

  Trade receivables are recognized once the transfer of ownership for the metals sold has occurred and reflect the amounts owing to the Company in respect of its sales of doré bars or concentrates to third parties prior to the satisfaction in full of the payment obligations of the third parties.

	2010	2009
Doré bars awaiting settlement	$24,281	$3,488
Concentrates awaiting settlement	88,668	90,083

	$112,949	$93,571

	2010	2009	2008
Revenues from mining operations (thousands):
Gold	$1,216,249	$474,875	$227,576
Silver	104,544	59,155	59,398
Zinc	77,544	57,034	54,364
Copper	22,219	22,571	27,600
Lead	1,965	127	—

	$1,422,521	$613,762	$368,938

  In 2010, precious metals accounted for 93% of Agnico-Eagle's revenues from mining operations (2009 — 87%; 2008 — 78%). The remaining revenues from mining operations consisted of net byproduct metals revenues. In 2010, these net byproduct metals revenues as a percentage of total revenues from mining operations were 5% from zinc (2009 — 9%; 2008 — 15%) and 2% from copper (2009 — 4%; 2008 — 7%).

OTHER ASSETS	12 Months Ended
Dec. 31, 2010
OTHER ASSETS
OTHER ASSETS

2.     OTHER ASSETS

  (a)
  Other current assets

	2010	2009
Federal, provincial and other sales taxes receivable	$63,553	$37,847
Prepaid expenses	10,449	4,797
Employee loans receivable	4,498	3,640
Government refundables for local community improvements	803	1,764
Prepaid royalty	5,282	5,377
Other	5,191	7,734

	$89,776	$61,159

  (b)
  Available-for-sale securities

    In 2010, the Company realized  $36.6 million (2009 —  $41.0 million; 2008 —  $40.5 million) in proceeds and recorded a gain of  $19.5 million (2009 —  $10.1 million; 2008 —  $25.6 million) in the consolidated statements of income on the sale of available-for-sale securities. Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value as follows:

	2010	2009
Cost	$50,958	$44,470
Unrealized gains	48,151	67,508
Unrealized losses	—	(11)

Estimated fair value of available-for-sale securities	$99,109	$111,967

  (c)
  Other assets

	2010	2009
Deferred financing costs, less accumulated amortization of $2,249 (2009 — $2,732)	$16,780	$7,516
Long-term ore in stockpile(i)	27,409	11,684
Prepaid royalty(ii)	8,777	13,321
Other	8,536	1,120

	$61,502	$33,641

    (i)
    Due to the structure of the Goldex Mine and Pinos Altos Mine ore bodies, a significant amount of drilling and blasting is incurred in the early years of its mine life resulting in a long-term stockpile.

    (ii)
    The prepaid royalty relates to the Pinos Altos Mine in Mexico.

PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

3.     PROPERTY, PLANT AND MINE DEVELOPMENT

	2010			2009
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Mining properties	$1,885,476	$44,823	$1,840,653	$1,221,646	$27,865	$1,193,781
Plant and equipment	2,123,191	321,907	1,801,284	1,389,081	197,794	1,191,287
Mine development costs	853,927	171,869	682,058	435,469	111,674	323,795
Construction in progress:
LaRonde Mine extension	185,905	—	185,905	121,102	—	121,102
Creston Mascota deposit	54,663	—	54,663	10,159	—	10,159
Meadowbank Mine	—	—	—	741,674	—	741,674

	$5,103,162	$538,599	$4,564,563	$3,919,131	$337,333	$3,581,798

  Geographic Information

	Net Book Value 2010	Net Book Value 2009
Canada	$3,456,809	$2,592,704
Europe	605,283	568,620
Latin America	500,211	418,214
USA	2,260	2,260

Total	$4,564,563	$3,581,798

  In 2010, Agnico-Eagle capitalized  $0.3 million of costs (2009 —  $0.4 million) and recognized  $0.8 million of amortization expense (2009 —  $0.8 million) related to computer software. The unamortized capitalized cost for computer software at the end of 2010 was  $4.7 million (2009 —  $5.2 million).

  The unamortized capitalized cost for leasehold improvements at the end of 2010 was  $3.3 million (2009 —  $2.5 million), which is being amortized on a straight-line basis over the life of the lease plus one renewal period.

  The amortization of assets recorded under capital leases is included in the "Amortization of property, plant and mine development" component of the consolidated statements of income.

LONG TERM DEBT	12 Months Ended
Dec. 31, 2010
LONG TERM DEBT
LONG TERM DEBT

4.     LONG TERM DEBT

  The Company entered into a credit agreement on January 10, 2008 with a group of financial institutions relating to a new  $300 million unsecured revolving credit facility (the "First Credit Facility"); the Company's previous  $300 million secured revolving credit facility was terminated. The First Credit Facility was scheduled to mature on January 10, 2013. However, the Company, with the consent of lenders representing 66 2/3% of the aggregate commitments under the facility, had the option to extend the term of this facility for additional one-year terms.

  On September 4, 2008, the Company entered into a further credit agreement with a separate group of financial institutions relating to an additional  $300 million unsecured revolving credit facility (the "Second Credit Facility"). The Second Credit Facility was scheduled to mature on September 4, 2010.

  On June 15, 2009, the Company amended and restated the First Credit Facility and the Second Credit Facility. The amount available under the Second Credit Facility was increased by  $300 million to  $600 million, and the scheduled maturity date was extended to June 2012.

  On June 22, 2010, the Company terminated the First Credit Facility and amended and restated the Second Credit Facility to increase the amount available to  $1.2 billion and extend the scheduled maturity date to June 22, 2014 (as so amended and restated, the "Credit Facility").

  Payment and performance of the Company's obligations under the Credit Facility is guaranteed by all material and certain other subsidiaries of the Company (the "Guarantors"). The Credit Facility contains covenants that restrict, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business. The Company is also required to maintain a total net debt to EBITDA ratio below a specified minimum value as well as a minimum tangible net worth. At December 31, 2010, the Credit Facility was drawn down by  $50 million (2009 —  $715 million). This drawdown, together with outstanding letters of credit under the Credit Facility, decrease the amounts available under the Credit Facility such that  $1.12 billion was available for future drawdowns at December 31, 2010.

  In addition, on June 2, 2009, Agnico-Eagle executed an unsecured C $95 million financial security issuance agreement with Export Development Canada. This agreement matures June 2014 and is used to provide letters of credit for environmental obligations or in relation to licence or permit bonds relating to the Meadowbank Mine. As at December 31, 2010, outstanding letters of credit drawn against this agreement totalled C $75.6 million (2009 — C $60.4 million).

  On April 7, 2010, the Company closed a private placement of an aggregate of  $600 million of guaranteed senior unsecured notes due 2017, 2020 and 2022 (the "Notes") with a weighted average maturity of 9.84 years and weighted average yield of 6.59%. Net proceeds from the offering of the Notes were used to repay amounts owed under the Company's then existing credit facilities. Payment and performance of the Company's obligations under the Notes is guaranteed by the Guarantors. The Notes contains covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to the mining business and the ability of the Guarantors to incur indebtedness. The Notes also require the Company to maintain the same financial ratios and same minimum tangible net worth as under the Credit Facility. The Notes and the Credit Facility rank equally in seniority.

  The following are the individual series of the issued Notes:

	Principal	Interest Rate	Maturity
Series A	$115,000	6.13%	7/4/2017
Series B	360,000	6.67%	7/4/2020
Series C	125,000	6.77%	7/4/2022

	$600,000

  For the year ended December 31, 2010, interest expense was  $49.5 million (2009 —  $8.4 million; 2008 —  $3.0 million) and total cash interest payments were  $41.4 million (2009 —  $17.2 million; 2008 —  $6.3 million). In 2010, cash interest on the Credit Facilities was  $12.3 million (2009 —  $14.0 million; 2008 —  $4.6 million), cash standby fees on the Credit Facilities were  $6.7 million (2009 —  $2.4 million; 2008 —  $1.2 million), and cash interest on the Notes was  $19.8 million (2009 — N/A, 2008 — N/A). In 2010,  $4.6 million (2009 —  $15.5 million; 2008 —  $4.6 million) of the interest expense was capitalized to construction in progress.

  The Company's weighted average interest rate on all of its long-term debt as at December 31, 2010 was 5.43% (2009 — 3.18%; 2008 — 3.77%).

RECLAMATION PROVISION AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2010
RECLAMATION PROVISION AND OTHER LIABILITIES
RECLAMATION PROVISION AND OTHER LIABILITIES

5.     RECLAMATION PROVISION AND OTHER LIABILITIES

  Reclamation provision and other liabilities consist of the following:

	2010	2009
Reclamation and closure costs (note 5(a))	$91,641	$62,847
Long-term portion of capital lease obligations (note 13(a))	38,019	21,981
Pension benefits (note 5(c))	11,307	8,109
Goldex Mine government grant and other (note 5(b))	4,569	3,318

	$145,536	$96,255

  (a)
  Reclamation and closure costs

    Reclamation estimates are based on current legislation, third party estimates and feasibility study calculations. All of the accrued reclamation and closure costs are long-term in nature and thus no portion of these costs has been reclassified to current liabilities. The Company does not currently have assets that are restricted for the purposes of settling these obligations.

    The following table reconciles the beginning and ending carrying amounts of the asset retirement obligations:

	2010	2009
Asset retirement obligations, beginning of year	$62,847	$52,125
Current year additions and changes in estimate	23,058	—
Current year accretion	3,176	2,916
Liabilities settled	(277)	—
Foreign exchange revaluation	2,837	7,806

Asset retirement obligations, end of year	$91,641	$62,847

  (b)
  Goldex Mine government grant

    The Company has received funds (the "Grant") from the Quebec government in respect of the construction of the Goldex Mine. The Company has agreed to repay a portion of the Grant to the Quebec government, to a maximum amount of 50% of the Grant. The repayment amount is calculated and paid annually for fiscal years 2010, 2011 and 2012 if the agreed criteria are met. For each of these three years, if the yearly average gold price is higher than  $620 per ounce, 50% of one third of the Grant must be repaid.

    For fiscal year 2010, the agreed criteria had been met and the Company recorded a current liability of  $1.5 million as of December 31, 2010 that will be paid to the Quebec government in the first quarter of 2011.

    The Company believes the gold price will be higher than  $620 per ounce during the years 2011 and 2012 and that the criteria for recognition of a loss contingency accrual in accordance with FASB ASC 450 — Contingencies (prior authoritative literature: FASB Statement No. 5, "Accounting for Contingencies") have been met.

  (c)
  Pension benefits

    Effective July 1, 1997, the Employees Plan was converted to a defined contribution plan. Employees who retired prior to that date remained in the Employees Plan. In addition, Agnico-Eagle provides the Executives Plan for certain senior officers. The funded status of the Executives Plan is based on actuarial valuations as of July 1, 2008 and projected to December 31, 2010. The funded status of the Employees Plan in 2007 was based on an actuarial valuation as of January 1, 2006 and projected to December 31, 2007. During 2008 however, the Employees Plan was closed as a result of annuities having been purchased for all remaining members. Recognition of the settlement has been reflected in the 2008 net periodic pensions cost.

    The components of Agnico-Eagle's net pension plan expense are as follows:

	2010	2009	2008
Service cost — benefits earned during the year	$981	$509	$452
Interest cost on projected benefit obligation	613	448	550
Amortization of net transition asset, past service liability and net experience gains	164	148	(11)
Prior service cost	25	23	24
Recognized net actuarial loss	—	(142)	—
Gain due to settlement	—	—	760
Return on plan assets	—	—	(156)

Net pension plan expense	$1,783	$986	$1,619

    Assets for the Executives Plan consist of deposits on hand with regulatory authorities which are refundable when benefit payments are made or on the ultimate wind-up of the plan. The accumulated benefit obligation for this plan at December 31, 2010 was  $9.6 million (2009 —  $6.4 million). At the end of 2010, the remaining unamortized net transition obligation was  $0.7 million (2009 —  $0.8 million) for the Executives Plan.

    The following table provides the net amounts recognized in the consolidated balance sheets as at December 31:

	2010		2009
	Employees Plan	Executives Plan	Employees Plan	Executives Plan
Liability (asset)	$—	$—	$—	$—
Accrued employee benefit liability	—	6,634	—	6,036
Accumulated other comprehensive income (loss):
Initial transition obligation	—	681	—	809
Past service liability	—	104	—	122
Net experience (gains) losses	—	2,179	—	(604)

Net liability (asset)	$—	$9,598	$—	$6,363

    The following table provides the components of the expected recognition in 2011 of amounts in accumulated other comprehensive income (loss):

Executives Plan
Transition obligation	$170
Past service cost or credit	26
Net actuarial gain or loss	244

$440

    The funded status of the Employees Plan and the Executives Plan for 2010 and 2009 is as follows:

	2010		2009
	Employees	Executives	Employees	Executives
Reconciliation of the market value of plan assets
Fair value of plan assets, beginning of year	$—	$1,635	$110	$1,142
Agnico-Eagle's contribution	—	1,397	—	598
Actual return on plan assets	—	—	—	—
Benefit payments	—	(699)	—	(299)
Other	—	—	(117)	—
Divestitures	—	—	—	—
Effect of exchange rate changes	—	110	7	194

Fair value of plan assets, end of year	$—	$2,443	$—	$1,635

Reconciliation of projected benefit obligation
Projected benefit obligation, beginning of year	$—	$7,998	$—	$5,637
Service costs	—	981	—	509
Interest costs	—	613	—	448
Actuarial losses (gains)	—	2,718	—	734
Benefit payments	—	(812)	—	(401)
Settlements	—	—	—	—
Effect of exchange rate changes	—	543	—	1,071

Projected benefit obligation, end of year	$—	$12,041	$—	$7,998

Excess (deficiency) of plan assets over projected benefit obligation	$—	$(9,598)	$—	$(6,363)

Comprised of:
Unamortized transition asset (liability)	$—	$(681)	$—	$(809)
Unamortized net experience gain (loss)	—	(2,283)	—	482
Accrued assets (liabilities)	—	(6,634)	—	(6,036)

	$—	$(9,598)	$—	$(6,363)

Weighted average discount rate	n.a.	7.00%	n.a.	7.00%
Weighted average expected long-term rate of return	n.a.	n.a.	n.a.	n.a.
Weighted average rate of compensation increase	n.a.	3.00%	n.a.	3.00%
Estimated average remaining service life for the plan (in years)	n.a.	4.0 (i)	n.a.	5.0 (i)

Notes:

    (i)
    Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

    The estimated benefits to be paid from each plan in the next ten years are presented below. As the Employees Plan was settled in 2008, no benefits are payable:

Executives
2011	$117
2012	$484
2013	$483
2014	$482
2015	$481
2016 - 2020	$3,744

    In addition to the Employees Plan and the Executives Plan, the Company also has a basic pension plan (the "Basic Plan") and a supplemental pension plan. Under the Basic Plan, Agnico-Eagle contributes 5% of each employee's base employment compensation to a defined contribution plan. The expense in 2010 was  $8.8 million (2009 —  $6.5 million; 2008 —  $5.3 million). Effective January 1, 2008 the Company adopted the supplemental plan for designated executives at the level of Vice-President or above. Under this plan, an additional 10% of the designated executives' earnings for the year (including salary and short-term bonus) are contributed by the Company. In 2010,  $1.1 million (2009 —  $0.9 million; 2008 —  $0.7 million) was contributed to the supplemental plan. The supplemental plan is accounted for as a cash balance plan.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2010
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

6.     SHAREHOLDERS' EQUITY

  (a)
  Common shares

    The Company's authorized capital stock includes an unlimited number of common shares with issued common shares of 168,763,496 (2009 — 156,655,056), less 43,141 common shares held by a trust in connection with the Company's restricted share unit ("RSU") plan (2009 — 29,882). The trust is treated as a variable interest entity and, as a result, its holdings of shares are set off against the Company's issued shares in the consolidation (note 7(c)).

    In 2010, the Company declared dividends on its common shares of  $0.64 per share (2009 —  $0.18 per share; 2008 —  $0.18 per share).

  (b)
  Flow-through common share private placements

    In 2010, Agnico-Eagle issued nil (2009 — 358,900; 2008 — 779,250) common shares under flow-through share private placements, which increased share capital by nil (2009 —  $19.2 million; 2008 —  $43.5 million), net of share issue costs. Effective December 31, 2010, the Company renounced to its investors nil (2009 — C $30.6 million; 2008 — C $54.5 million) of such expenses for income tax purposes. The Company does not have an obligation to incur any exploration expenditures related to the expenditures previously renounced.

    The difference between the flow-through share issuance price and the market price of Agnico-Eagle's shares at the time of purchase is recorded as a liability at the time the flow-through shares are issued. This liability terminates when the exploration expenditures are renounced to investors. The difference between the flow-through share issuance price and market price reduces the future tax expense charged to income as this difference represents proceeds received by the Company for the sale of future tax deductions to investors in the flow-through shares.

  (c)
  Private placements and warrants

    On December 3, 2008, the Company closed a private placement of 9.2 million units. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of  $47.25 per share at any time during the five-year term of the warrant. As consideration for the lead purchaser's commitment, the Company issued to the lead purchaser an additional 4 million warrants. The net proceeds of the private placement were approximately  $281 million, after deducting share issue costs of  $8.8 million. If all outstanding warrants are exercised, the Company would issue an additional 8.6 million common shares. No warrants have been exercised as of December 31, 2010.

    On May 26, 2009, the Company issued 15,825 shares with a market value of  $0.9 million in connection with the acquisition of a 100% participating interest in 52 mining claims, located in the Abitibi region of Quebec.

    On July 24, 2009, the Company issued 18,000 shares upon payment of the exercise price of  $500 in connection with the exercise of an option granted by a predecessor to the Company relating to the acquisition of certain properties related to the Goldex Mine.

    On July 26, 2010, the Company issued 15,000 shares with a market value of  $0.8 million in connection with the purchase of mining property.

  (d)
  Public offering of common shares

    In December 2008, the Company issued 900,000 shares at a price of  $38 per share under a prospectus supplement to its base shelf prospectus to fund the purchase of surface rights and advance royalty payments in connection with the development of the Pinos Altos property. The net proceeds of the issuance were approximately  $34.2 million.

    There were no public offerings of common shares in 2009.

    On July 6, 2010, the Company issued 10,210,848 shares with a market value of  $579.0 million in connection with the acquisition of Comaplex Minerals Corp. ("Comaplex") (note 9).

  (e)
  Accumulated other comprehensive income (loss)

    The cumulative translation adjustment in accumulated other comprehensive income (loss) in 2010 and 2009 of  $(15.9) million resulted from Agnico-Eagle electing the US dollar as its principal currency of measurement. Prior to this change, the Canadian dollar had been used as the reporting currency. Prior periods' consolidated financial statements were translated into US dollars by the current rate method using the year end or the annual average exchange rate where appropriate. This translation approach was applied from January 1, 1994. This translation gave rise to a deficit in the cumulative translation adjustment account within accumulated other comprehensive income (loss) as at December 31, 2010 and 2009.

    The following table sets out the components of accumulated other comprehensive income (loss), net of related tax effects:

	2010	2009
Cumulative translation adjustment from electing US dollar as principal reporting currency	$(15,907)	$(15,907)
Unrealized gain on available-for-sale securities	48,151	67,497
Cumulative translation adjustments	(299)	(299)
Unrealized loss on pension liability	(4,420)	(327)
Tax effect of unrealized loss on pension liability	865	85

	$28,390	$51,049

    In 2010, a  $19.5 million gain (2009 —  $10.1 million gain, 2008 —  $9.0 million gain) was reclassified from accumulated other comprehensive income (loss) to income to reflect the realization of gains on available-for-sale securities due to the disposition of those securities.

  (f)
  Net income per share

    The following table provides the weighted average number of common shares used in the calculation of basic and diluted net income per share:

	2010	2009	2008
Weighted average number of common shares outstanding — basic	162,342,686	155,942,151	144,740,658
Add: Dilutive impact of employee stock options	1,192,530	1,256,103	1,148,070
Dilutive impact of warrants	2,263,902	1,392,752	—
Dilutive impact of shares related to RSU plan	43,141	29,882	—

Weighted average number of common shares outstanding — diluted	165,842,259	158,620,888	145,888,728

    The calculation of diluted income per share has been computed using the treasury stock method. In applying the treasury stock method, options and warrants with an exercise price greater than the average quoted market price of the common shares, for the period outstanding, are not included in the calculation of diluted income per share, as the effect is anti-dilutive.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2010
STOCK-BASED COMPENSATION.
STOCK-BASED COMPENSATION

7.     STOCK-BASED COMPENSATION

  (a)
  Employee Stock Option Plan ("ESOP")

    The Company's ESOP provides for the granting of options to directors, officers, employees and service providers to purchase common shares. Under this plan, options are granted at the fair market value of the underlying shares on the day prior to the date of grant. The number of shares subject to option for any one person may not exceed 5% of the Company's common shares issued and outstanding at the date of grant.

    Up to May 31, 2001, the number of common shares reserved for issuance under the ESOP was 6,000,000 and options granted under the ESOP had a maximum term of ten years. On April 24, 2001, the Compensation Committee of the Board of Directors adopted a policy pursuant to which options granted after that date have a maximum term of five years. In 2001, the shareholders approved a resolution to increase the number of common shares reserved for issuance under the ESOP by 2,000,000 to 8,000,000. In 2004 and 2006, the shareholders approved a further 2,000,000 and 3,000,000 common shares for issuance under the ESOP, respectively. In 2008, the shareholders approved a further 6,000,000 common shares for issuance under the ESOP.

    Of the 2,926,080 options granted under the ESOP in 2010, 731,520 options granted vested immediately and expire in 2015. The remaining options expire in 2015 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Of the 2,276,000 options granted under the ESOP in 2009, 569,000 options granted vested immediately and expire in 2014. The remaining options expire in 2014 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Of the 2,549,400 options granted under the ESOP in 2008, 637,350 options granted vested immediately and expire in 2013. The remaining options expire in 2013 and vest in equal installments, on each anniversary date of the grant, over a three-year period.

    Upon the exercise of options under the ESOP, the Company issues new common shares to settle the obligation.

    The following summary sets out the activity with respect to Agnico-Eagle's outstanding stock options:

	2010			2009			2008
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Outstanding, beginning of year	5,707,940	C $	53.85	4,752,440	C $	44.57	3,609,924	C $	30.34
Granted	2,926,080		57.55	2,276,000		62.65	2,549,400		54.84
Exercised	(1,627,766)		47.02	(1,238,000)		34.28	(1,340,484)		25.46
Forfeited	(243,550)		58.03	(82,500)		55.99	(66,400)		51.32

Outstanding, end of year	6,762,704	C $	56.94	5,707,940	C $	53.85	4,752,440	C $	44.57

Options exercisable at end of year	2,972,857			2,445,615			1,860,890

    Cash received for options exercised in 2010 was  $74.7 million (2009 —  $36.6 million; 2008 —  $33.6 million).

    The total intrinsic value of options exercised in 2010 was C $46.5 million (2009 — C $43.8 million; 2008 — C $50.5 million).

    The weighted average grant-date fair value of options granted in 2010 was C $16.31 (2009 — C $24.52; 2008 — C $16.78). The following table summarizes information about Agnico-Eagle's stock options outstanding at December 31, 2010:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
C $23.02 — C $36.23	130,538	0.51 years	26.68	124,438	26.35
C $39.18 — C $59.71	4,546,516	2.96 years	54.90	1,990,456	53.04
C $60.72 — C $83.08	2,085,650	3.11 years	63.29	857,963	63.18

C $23.02 — C $83.08	6,762,704	2.96 years	C $56.94	2,972,857	C $54.85

    The weighted-average remaining contractual term of options exercisable at December 31, 2010 was 2.4 years.

    The Company has reserved for issuance 6,762,704 common shares in the event that these options are exercised.

    The number of shares available for granting of options as at December 31, 2010, 2009 and 2008 was 2,771,420, 4,155,750 and 6,349,250, respectively.

    On January 4, 2011, 2,557,064 options were granted under the ESOP, of which 639,266 options vested immediately and expire in the year 2016. The remaining options expire in 2016 and vest in equal installments on each anniversary date of the grant, over a three-year period.

    Agnico-Eagle estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2010	2009	2008
Risk-free interest rate	1.86%	1.27%	3.65%
Expected life of options (in years)	2.5	2.5	2.5
Expected volatility of Agnico-Eagle's share price	43.8%	64.0%	44.8%
Expected dividend yield	0.42%	0.42%	0.23%

    The Company uses historical volatility in estimating the expected volatility of Agnico-Eagle's share price.

    The aggregate intrinsic value of options outstanding at December 31, 2010 was C $133.0 million. The aggregate intrinsic value of options exercisable at December 31, 2010 was C $64.7 million.

    The total compensation expense for the ESOP recognized in the consolidated statements of income for the current year was  $37.8 million (2009 —  $27.7 million; 2008 —  $25.3 million). The total compensation cost related to non-vested options not yet recognized was  $32.9 million as of December 31, 2010. Of the total compensation cost for the ESOP,  $1.3 million was capitalized as part of construction costs in 2010 (2009 —  $8.7 million; 2008 —  $9.0 million).

  (b)
  Incentive Share Purchase Plan

    On June 26, 1997, the shareholders approved an incentive share purchase plan (the "Purchase Plan") to encourage directors, officers and employees ("Participants") to purchase Agnico-Eagle's common shares at market values. In 2009, the Purchase Plan was amended to remove non-executive directors as eligible participants in the plan.

    Under the Purchase Plan, Participants may contribute up to 10% of their basic annual salaries, and the Company contributes an amount equal to 50% of each Participant's contribution. All shares subscribed for under the Purchase Plan are newly issued by the Company. The total compensation cost recognized in 2010 related to the Purchase Plan was  $5.0 million (2009 —  $3.8 million; 2008 —  $3.2 million).

    In 2010, 229,583 common shares were subscribed for under the Purchase Plan (2009 — 196,649; 2008 — 154,998) for a value of  $15.0 million (2009 —  $11.3 million; 2008 —  $9.5 million). In May 2008, shareholders approved an increase in the maximum number of shares reserved for issuance under the Purchase Plan to 5,000,000 from 2,500,000. As at December 31, 2010, Agnico-Eagle has reserved for issuance 2,510,921 common shares (2009 — 2,740,504; 2008 — 2,937,153) under the Purchase Plan.

  (c)
  Restricted Share Unit Plan

    In 2009, the Company implemented a RSU plan for certain employees. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period of two years.

    The Company funded the plan by transferring  $4.0 million (2009 —  $3.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. Compensation costs for RSUs incorporate an expected forfeiture rate. The forfeiture rate is estimated based on the Company's historical employee turnover rates and expectations of future forfeiture rates that incorporate various factors that include historical ESOP forfeiture rates. For 2009 and 2010, the impact of forfeitures was not material. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust are eliminated. The shares purchased and held by the Trust are treated as not being outstanding for the basic earnings per share ("EPS") calculations. They are amortized back into basic EPS over the vesting period. All of the shares held by the Trust were included in the diluted EPS calculations.

    Compensation cost related to the RSU plan was  $3.0 million in 2010 (2009 —  $1.5 million), with  $0.1 million (2009 —  $0.3 million) being capitalized to the "Property, plant and mine development" line item in the consolidated balance sheets. The  $2.9 million (2009 —  $1.2 million) of compensation expense is included as a component of production, administration and exploration expense, consistent with the classification of other elements of compensation expense for those employees who had RSUs.

INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2010
INCOME AND MINING TAXES
INCOME AND MINING TAXES

8.     INCOME AND MINING TAXES

  Income and mining taxes expense (recovery) is made up of the following geographic components:

	2010	2009	2008
Current provision
Canada	$34,217	$1,171	$6,143
Mexico	1,942	—	—

	36,159	1,171	6,143
Future provision (recovery)
Canada	47,083	27,083	25,580
Mexico	18,759	—	—
Finland	1,086	(6,754)	(8,899)

	66,928	20,329	16,681

	$103,087	$21,500	$22,824

  Cash income and mining taxes paid in 2010 were  $25.2 million (2009 —  $8.8 million; 2008 —  $3.8 million).

  The income and mining taxes expense (recovery) is different from the amount that would have been computed by applying the Canadian statutory income tax rate as a result of the following:

	2010	2009	2008
Combined federal and composite provincial tax rates	29.6%	30.9%	31.1%
Increase (decrease) in taxes resulting from:
Provincial mining duties	6.8	16.1	6.9
Tax law change (US $ election)	(5.1)	(24.4)	—
Impact of foreign tax rates	(0.5)	(4.9)	—
Permanent differences	(4.2)	2.2	(13.4)
Valuation allowance	(0.2)	—	5.8
Effect of changes in income tax rates	(2.7)	—	(6.6)

Actual rate as a percentage of pre-tax income	23.7%	19.9%	23.8%

  As at December 31, 2010 and 2009, Agnico-Eagle's future income and mining tax assets and liabilities were as follows:

	2010		2009
	Assets	Liabilities	Assets	Liabilities
Mining properties	$—	$966,485	$—	$572,964
Net operating and capital loss carry-forwards	—	(133,042)	27,878	(24,692)
Mining duties	—	(71,492)	—	(44,967)
Reclamation provisions	—	(30,752)	—	(20,774)
Valuation allowance	—	4,855	—	11,350

Future income and mining tax assets and liabilities	$—	$736,054	$27,878	$493,881

  All of Agnico-Eagle's future income tax assets and liabilities were denominated in local currency based on the jurisdiction in which the Company paid taxes and were translated into US dollars using the exchange rate in effect at the consolidated balance sheet dates until the Company executed a Canadian federal tax election to commence using the US dollar as its functional currency for Canadian income tax purposes for December 31, 2008 and subsequent years. This election resulted in a deferred tax benefit of  $21.8 million for the period ended December 31, 2010 (2009 —  $21.0 million).

  The Company operates in different jurisdictions and, accordingly, it is subject to income and other taxes under the various tax regimes in the countries in which it operates. The tax rules and regulations in many countries are highly complex and subject to interpretation. The Company in the future may be subject to a review of its historic income and other tax filings and in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations to the Company's business conducted within the country involved.

  A reconciliation of the beginning and ending amount of the unrecognized tax benefits is as follows:

	2010	2009
Unrecognized tax benefit, beginning of year	$5,608	$2,824
Additions (reductions)	(3,978)	2,784

Unrecognized tax benefit, end of year	$1,630	$5,608

  The full amount of unrecognized tax benefit, if recognized, would reduce the Company's annual effective tax rate. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months.

  The Company is subject to taxes in the following significant jurisdictions: Canada, Mexico, Sweden and Finland, each with varying statutes of limitations. The 2007 through 2010 tax years generally remain subject to examination.

ACQUISITIONS	12 Months Ended
Dec. 31, 2010
ACQUISITIONS
ACQUISITIONS

9.     ACQUISITIONS

  Comaplex Minerals Corp.

  On April 1, 2010, Agnico-Eagle and Comaplex Minerals Corp. ("Comaplex") jointly announced that they reached an agreement in principle whereby Agnico-Eagle would acquire all of the shares of Comaplex (the "Comaplex Shares") that it did not already own. The transaction was completed under a plan of arrangement under the Business Corporations Act (Alberta). Under the terms of the transaction, each shareholder of Comaplex, other than Agnico-Eagle, received 0.1576 of an Agnico-Eagle share per Comaplex share. Additionally, at closing, each Comaplex shareholder, other than Agnico-Eagle and Perfora Investments S.a.r.l. ("Perfora"), received one common share of a newly formed, wholly-owned, subsidiary of Comaplex, Geomark Exploration Ltd. ("Geomark"), in respect of each Comaplex Share and Comaplex transferred to Geomark all of the assets and related liabilities of Comaplex other than those relating to the Meliadine gold exploration properties in Nunavut, Canada. The Geomark assets included all of Comaplex's net working capital, the non-Meliadine mineral properties, all oil and gas properties and investments. Under the plan of arrangement, Comaplex changed its name to Meliadine Holdings Inc.

  Prior to the announcement of the transaction, Perfora and Agnico-Eagle had entered into a support agreement pursuant to which Perfora agreed to, among other things, support the transaction and vote all of the shares it held in Comaplex in favour of the plan of arrangement. Perfora held approximately 17.3% and Agnico-Eagle held approximately 12.3%, on a fully diluted basis, of the outstanding shares of Comaplex prior to the announcement of the acquisition.

  On July 6, 2010, the transactions relating to the plan of arrangement closed and Agnico-Eagle issued a total of 10,210,848 shares to the shareholders of Comaplex, other than Agnico-Eagle, for a total value of  $579.0 million. The related transaction costs associated with the acquisition totalling  $7.0 million were expensed through the Consolidated Statements of Income during the third quarter of 2010. The Company has accounted for the purchase of Comaplex as a business combination.

  The following table sets forth the allocation of the purchase price to assets and liabilities acquired, based on management's estimates of fair value.

Total purchase price:
Comaplex shares previously purchased	$88,683
Agnico-Eagle shares issued for acquisition	578,955

Total purchase price to allocate	$667,638

Fair value of assets acquired:
Property	$642,610
Goodwill	200,064
Supplies	542
Equipment	2,381
Asset retirement obligation	(3,400)
Deferred tax liability	(174,559)

Net assets acquired	$667,638

  The Comaplex shares purchased prior to the April 1, 2010 announcement of the acquisition had a cost base of  $24.1 million and a fair value at July 6, 2010 of  $88.6 million. Upon the acquisition of Comaplex, the non-cash gain of  $64.5 million on those shares within accumulated other comprehensive income was reversed into the Consolidated Statements of Income as a gain during the third quarter of 2010.

  The Company believes that goodwill for the Comaplex acquisition arose principally because of the following factors: 1) The going concern value implicit in our ability to sustain and/or grow our business by increasing reserves and resources through new discoveries; and 2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

  Pro forma results of operations for Agnico-Eagle assuming the acquisition of Comaplex described above had occurred as of January 1, 2009 are shown below. On a pro forma basis, there would have been no effect on Agnico-Eagle's consolidated revenues:

	2010	2009
	Unaudited
Pro forma net income	$331,516	$85,371
Pro forma income per share — basic	$2.04	$0.55

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2010
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10.   ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2010	2009
Trade payables	$91,974	$86,392
Wages payable	21,583	14,036
Accrued liabilities	33,390	31,924
Current portion of capital lease obligations	10,592	11,955
Goldex Mine government grant (note 5(b))	1,485	—
Other liabilities	11,943	11,125

	$170,967	$155,432

  In 2009, other liabilities included the liability portion of the flow-through shares issuance of  $6.8 million (note 6(b)). The liability portion of the flow-through shares issuance at December 31, 2010 was nil. The remaining 2009 amounts mainly consisted of various employee payroll tax withholdings and other payroll taxes.

  In 2010, the other liabilities balance mainly consisted of various employee payroll tax withholdings and other payroll taxes.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2010
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11.   RELATED PARTY TRANSACTIONS

  Contact Diamond Corporation ("Contact") was a consolidated entity of the Company for the year ended December 31, 2002. As of August 2003, the Company ceased consolidating Contact, as the Company's investment no longer represented a "controlling financial interest". A loan was originally advanced for the purpose of funding ongoing exploration and operating activities and was repayable on demand with a rate of interest on the loan of 8% per annum. The Company, however, waived the interest on this loan commencing May 13, 2002.

  In 2006, the Company tendered its 13.8 million Contact shares in conjunction with Stornoway Diamond Corporation's ("Stornoway") offer to acquire all of the outstanding shares of Contact. Under the terms of the offer, each share of Contact was exchanged for 0.36 of a Stornoway share, resulting in the receipt by the Company of 4,968,747 Stornoway shares. A  $4.4 million gain on the exchange of shares was recognized and a gain of  $2.9 million was recognized on the write-up of the loan to Contact during 2006. On February 12, 2007, Agnico-Eagle subscribed to a private placement of subscription receipts by Stornoway for a total cost of  $19.8 million. Stornoway acquired the debt in full by way of assignment of the note in consideration for the issuance to the Company of 3,207,861 common shares of Stornoway at a deemed value of C $1.25 per share. In addition, on March 16, 2007, the Company purchased from Stornoway C $5 million in unsecured Series A Convertible Debentures and C $5 million in unsecured Series B Convertible Debentures. Both series of debentures matured two years after their date of issue and interest was payable under the debentures quarterly at 12% per annum. At the option of Stornoway, interest payments could be paid in cash or in shares of Stornoway. During 2008, the interest payments to the Company amounted to C $0.7 million and consisted of 1,940,614 shares of Stornoway (2007 — C $0.9 million and consisted of C $0.6 million in cash and 302,450 shares of Stornoway).

  On July 31, 2008, the Company purchased from treasury 12,222,222 common shares of Stornoway at a price of C $0.90 per common share. Stornoway used the proceeds of the private placement to redeem the C $10 million principal amount of convertible debentures held by the Company and to pay to the Company a C $1 million amendment fee in connection with the amendment of the debentures to permit early redemption. The Company received an additional 527,947 common shares of Stornoway in satisfaction of accrued but unpaid interest on the debentures prior to their redemption. As a result of these transactions, the Company increased its holdings in Stornoway from 27,520,809 common shares (approximately 13.6% of the issued and outstanding common shares) to 40,270,978 common shares (approximately 15.8% of the issued and outstanding common shares).

  Agnico-Eagle's holdings in Stornoway as at December 31, 2009 remained unchanged at 40,270,978 common shares (approximately 15.3% of the issued and outstanding common shares).

  On February 22, 2010 the Company purchased 5.0 million common shares of Stornoway at a price of C $0.50 per common share. At December 31, 2010 the Company's holdings in Stornoway was 45,270,978 common shares (approximately 12.8% of the issued and outstanding common shares).

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12.   COMMITMENTS AND CONTINGENCIES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at December 31, 2010, the total amount of these guarantees was  $111.3 million.

  Certain of the Company's properties are subject to royalty arrangements. The following are the most significant royalties.

  The Company has a royalty agreement with the Finnish government relating to the Kittila Mine. Starting 12 months after the mining operations commenced, the Company is required to pay 2% on net smelter returns, defined as revenue less processing costs. The royalty is paid on a yearly basis the following year.

  The Company is committed to pay a royalty on future production from the Meadowbank Mine. The Nunavut Tunngavik-administered mineral claims are subject to production leases including a 12% net profits interest royalty from which annual deductions are limited to 85% of gross revenue. Production from Crown mining leases is subject to a royalty of up to 14% of adjusted net profits, as defined in the Northwest Territories and Nunavut Mining Regulations under the Territorial Lands Act (Canada).

  The Company is committed to pay a royalty on production from certain properties in the Abitibi area. The type of royalty agreements include but are not limited to net profits interest royalty and net smelter return royalty, with percentages ranging from 0.5% to 5%.

  The Company is committed to pay a royalty on production from certain properties in the Pinos Altos area. The type of royalty agreements include but are not limited to net profits interest royalty and net smelter return royalty, with percentages ranging from 2.5% to 3.5%.

  In addition, the Company has the following purchase commitments:

Purchase Commitments
2011	$10,294
2012	7,798
2013	5,918
2014	4,466
2015	4,466
Subsequent years	28,862

Total	$61,804

LEASES	12 Months Ended
Dec. 31, 2010
LEASES
LEASES

13.   LEASES

  (a)
  Capital Leases

    In 2010 and 2009, the Company entered into five sale-leaseback agreements each year with third-parties for various fixed and mobile equipment within Canada. These arrangements represent sale-leaseback transactions in accordance with ASC 840-40 — Sale-Leaseback Transactions. The sale-leaseback agreements have an average effective annual interest rate of 6.18% and the average length of the contracts is 4.5 years.

    All of the sale-leaseback agreements have end of lease clauses that qualify as bargain purchase options that the Company expects to execute. The total gross amount of assets recorded under sale-leaseback capital leases amounts to  $33.6 million (2009 —  $21.0 million).

    The Company has agreements with third-party providers of mobile equipment that are used in the Meadowbank and Kittila Mines. These arrangements represent capital leases in accordance with the guidance in ASC 840-30 — Capital Leases. The leases for mobile equipment at the Kittila Mine are for 5 years and the leases for mobile equipment at the Meadowbank Mine are for 5 years. The effective annual interest rate on the lease for mobile equipment at the Meadowbank Mine is 5.64%. The effective annual interest rate on the lease for mobile equipment at the Kittila Mine is 4.99%.

    The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as at December 31, 2010:

Year ending December 31:
2011	$13,015
2012	13,015
2013	15,931
2014	8,907
2015	3,608
Thereafter	—

Total minimum lease payments	54,476
Less amount representing interest	5,865

Present value of net minimum lease payments	$48,611

    The Company's capital lease obligations at December 31 are comprised as follows:

	2010	2009
Total future lease payments	$54,476	$37,762
Less: interest	5,865	3,826

	48,611	33,936

Less: current portion	10,592	11,955

Long-term portion of capital leases	$38,019	$21,981

    At the end of 2010, the gross amount of assets recorded under capital leases, including sale-leaseback capital leases was  $55.7 million (2009 —  $51.7 million; 2008 —  $30.7 million). The charge to income resulting from the amortization of assets recorded under capital leases is included in the "Amortization of property, plant and mine development" component of the Consolidated Statements of Income.

  (b)
  Operating Leases

    The Company has a number of operating lease agreements involving office space. Some of the leases for office facilities contain escalation clauses for increases in operating costs and property taxes. Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms in excess of one year as at December 31, 2010 are as follows:

    Minimum lease payments:

2011	$1,506
2012	1,292
2013	748
2014	663
2015	663
Thereafter	4,891

Total	$9,763

    Total rental expense for operating leases was  $4.1 million in 2010 (2009 —  $3.7 million; 2008 —  $3.1 million).

RESTRICTED CASH	12 Months Ended
Dec. 31, 2010
RESTRICTED CASH
RESTRICTED CASH

14.   RESTRICTED CASH

  As part of the Company's insurance programs fronted by a third party provider and reinsured through the Company's internal insurance program, the third party provider requires that cash of  $2.5 million be restricted.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2010
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

15.   FINANCIAL INSTRUMENTS

  From time to time, Agnico-Eagle has entered into financial instruments with several financial institutions in order to hedge underlying cash flow and fair value exposures arising from changes in commodity prices, interest rates, equity prices or foreign currency exchange rates.

  In 2009 and 2010, financial instruments which have subjected Agnico-Eagle to market risk and concentration of credit risk consisted primarily of cash, cash equivalents and short-term investments. Agnico-Eagle places its cash and cash equivalents and short-term investments in high quality securities issued by government agencies, financial institutions and major corporations and limits the amount of credit exposure by diversifying its holdings.

  Agnico-Eagle generates almost all of its revenues in US dollars. The Company's Canadian operations, which include the LaRonde, Goldex, Lapa and Meadowbank Mines, and the Meliadine mine project have Canadian dollar requirements for capital, operating and exploration expenditures.

  In 2008, to mitigate the risks associated with fluctuating foreign exchange rates, the Company entered into three zero cost collars to hedge the functional currency equivalent cash flows associated with the Canadian dollar denominated capital expenditures related to the Meadowbank Mine. In March 2009, the Company entered into another zero cost collar for the same purpose. The purchase of US dollar put options was financed through selling US dollar call options at a higher level such that the net premium payable to the different counterparties by the Company was nil. The hedged items represented monthly unhedged forecast Canadian dollar cash outflows during 2009. At December 31, 2008, the three zero cost collars hedged  $180 million of 2009 expenditures and the additional zero cost collar entered in 2009 hedged  $45 million of 2009 expenditures. The cash flow hedging relationship met all requirements per ASC 815 to be perfectly effective, and unrealized gains and losses were recognized within other comprehensive income ("OCI").

  Gains and losses deferred in accumulated other comprehensive income ("AOCI") were recognized into income as amortization (or depreciation) of the hedged capital asset occurred. Amounts transferred out of accumulated OCI were recorded in the "Property, plant and mine development" line item in the consolidated balance sheet and amortized into income over the same period as the hedged capital asset.

  In 2009, all of the effective hedges matured and a total of  $7.4 million was reclassified from OCI to the balance sheet as a credit to "Property, plant, and mine development" line item. The total amount of unrealized loss on the hedges was nil as at December 31, 2009 (2008 —  $8.9 million). Approximately  $0.6 million was reclassified into the Consolidated Statement of Income in 2010 as the net gain was amortized in relation to the hedged capital asset.

  The following table sets out the changes in the AOCI balances recorded in the consolidated financial statements pertaining to the foreign exchange hedging activities. The fair values, based on Black-Scholes calculated mark-to-market valuations, of recorded derivative related assets and liabilities and their corresponding entries to AOCI reflect the netting of the fair values of individual derivative financial instruments.

	2010	2009
AOCI, beginning of year	$—	$(8,888)
Gain reclassified from AOCI into project development costs	—	(7,399)
Gain (loss) recognized in OCI	—	16,287

AOCI, end of year	$—	$—

  During the third quarter of 2010, the Company entered into an extendible foreign exchange flat forward transaction. At the end of each month beginning in August 2010 and ending in December 2010, the Company must exchange  $5 million for Canadian dollars at a rate of US $1.0 = C $1.1. The Company had a realized gain on these transactions of  $1.8 million. On December 31, 2010 and on June 30, 2011, at the option of the counterparty, the monthly exchange can be extended for another 6 months at each date. The counterparty has given notice to the Company that they will not extend their option for the 6 months following December 31, 2010. The counterparty, however, still has the second extension option to extend for the 6 months following June 30, 2011. The Company had an unrealized mark-to-market gain of  $0.1 million that was recorded through the "Gain on derivative financial instruments" line item within the Consolidated Statements of Income and Comprehensive Income relating to the extendible foreign exchange flat forward transaction.

  In 2010, the Company entered into a zero cost collar contract whereby the purchase of US dollar put options was financed through selling US dollar call options at higher exercise prices such that the net premium payable to the different counterparties by the Company was nil. The risk hedged in 2010 was the variability in expected future cash flows arising from changes in foreign currency exchange below and above the levels of C $1.05 and C $1.07 per US dollar. The hedged items represented a portion of the unhedged forecast Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2010. In 2010, the zero cost collar hedged  $20 million of 2010 expenditures. As of December 31, 2010, all positions had expired and the strategy resulted in an overall realized gain of  $0.7 million which was recognized in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income and Comprehensive Income.

  The Company's other foreign currency derivative strategies in 2010 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to the year end such that no derivatives were outstanding on December 31, 2010. The Company's foreign currency derivative strategy generated  $4.9 million (2009 —  $4.5 million, 2008 —  $4.5 million) in call option premiums for the year ended December 31, 2010 that were recognized in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income and Comprehensive Income.

  As at December 31, 2010, the Company had unmatured written covered call options on available-for-sale securities with a premium of nil (2009 —  $1.1 million) and a Black-Scholes calculated mark-to-market gain (loss) of nil (2009 —  $0.5 million). Premiums received on the sale of covered call options are recorded as a liability in the "Fair value of derivative financial instruments" component of the consolidated balance sheets until they mature or the position is closed. Gains or losses as a result of mark-to-market valuations are taken into income in the period incurred. The Company sold these call options against the shares and warrants of Goldcorp Inc. ("Goldcorp") to reduce its price exposure to the Goldcorp shares and warrants it acquired in connection with Goldcorp's acquisition of Gold Eagle Mines Ltd. During 2010, the Company continued to write covered call options on the warrants of Goldcorp as they expired, or were repurchased.

  During the third quarter of 2009, the Company sold its 0.8 million shares of Goldcorp shares but continued to write call options on the 0.8 million warrants it continues to hold. The warrants of Goldcorp were disposed of on December 22, 2010. The  $0.6 million recorded as a liability as at December 31, 2009, was recognized through the consolidated statements of income in 2010. As the warrants were disposed of in 2010, no further call options were written and no liability existed as at December 31, 2010.

  During the year-ended December 31, 2010, the Company recognized a net gain of  $2.5 million (2009 —  $10.5 million) related to the written call options of Goldcorp shares and warrants in the "Interest and sundry income" component of the consolidated statements of income.

  Cash provided by operating activities in the consolidated statements of cash flows is adjusted for gains realized on the consolidated statements of income through the loss (gain) on sale of securities component. Premiums received are a component of proceeds on sale of available-for-sale securities and other within the cash used in investing activities section of the consolidated statements of cash flows.

  In the first quarter of 2010, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price of zinc associated with a portion of the LaRonde Mine's 2010 production. The purchase of zinc put options has been financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company was nil.

  A total of 15,000 metric tonnes of zinc call options were written at a strike price of  $2,500 per metric tonne with 1,500 metric tonnes expiring each month beginning March 31, 2010. A total of 15,000 metric tonnes of zinc put options were purchased at a strike price of  $2,200 per metric tonne with 1,500 metric tonnes expiring each month beginning March 31, 2010. While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above  $2,500 per metric tonne. This represented approximately 21% of forecasted zinc production. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments are recognized in the "Gain on derivative financial instruments" component of the consolidated statements of income. During the year ended December 31, 2010, the Company recognized a realized gain of  $3.7 million. There were no zinc hedges outstanding at December 31, 2010.

  In addition, the Company implemented a strategy to enhance the realized copper metal prices realized and mitigate the risks associated with fluctuating copper prices by occasionally writing copper call options. During 2010, four short-term copper call options were written and the realized loss net of premiums received amounted to  $0.6 million that was recognized in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income and Comprehensive Income.

  As at December 31, 2010 and 2009, there were no metal derivative positions. The Company may from time-to-time utilize short-term (intra quarter) financial instruments as part of its strategy to minimize risks and optimize returns on its byproduct metal sales.

  Other required derivative disclosures can be found in note 6(e), "Accumulated other comprehensive income (loss)".

  The following table provides a summary of the amounts recognized in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income.

	2010	2009	2008
Premiums realized on written foreign exchange call options	$4,845	$4,494	$4,481
Realized gain on foreign exchange extendible flat forward	1,797	—	—
Realized gain on foreign exchange collar	711	—	—
Mark-to-market on foreign exchange extendible flat forward	142
Realized gain on zinc financial instruments	3,733	(752)	—
Realized loss on copper financial instruments	(558)	(150)	—
Realized loss on silver financial instruments	(3,058)	—	—

	$7,612	$3,592	$4,481

  Agnico-Eagle's exposure to interest rate risk at December 31, 2010 relates to its cash and cash equivalents, short-term investments and restricted cash totaling  $104.6 million (2009 —  $163.6 million) and the Credit Facility. The Company's short-term investments and cash equivalents have a fixed weighted average interest rate of 0.56% (2009 — 0.59%).

  The fair values of Agnico-Eagle's current financial assets and liabilities approximate their carrying values as at December 31, 2010.

  ASC 820 — Fair Value Measurement and Disclosure (Prior authoritative literature: FASB Statement No. 157, "Fair Value Measurements" defines fair value, establishes a framework for measuring fair value in US GAAP and expands required disclosures about fair value measurements.

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The three levels of the fair value hierarchy under ASC 820 are:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  The following table sets out the Company's financial assets and liabilities measured at fair value within the fair value hierarchy:

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(1)	$7,820	$—	$7,820	$—
Available-for-sale securities(2)(3)	99,109	90,925	8,185	—
Trade receivables(4)	112,949	—	112,949	—

	$219,878	$90,925	$128,954	$—

Financial liabilities:
Derivative liabilities(3)	$142	$—	$142	$—

  (1)
  Fair value approximates the carrying amounts due to the short-term nature.

  (2)
  Recorded at fair value using quoted market prices.

  (3)
  Recorded at fair value based on broker-dealer quotations.

  (4)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

  Both the Company's cash equivalents and short-term investments are classified within Level 2 of the fair value hierarchy because they are valued using interest rates observable at commonly quoted intervals. Cash equivalents are market securities with remaining maturities of three months or less at the date of purchase. The short-term investments are market securities with remaining maturities of over three months at the date of purchase.

  The Company's available-for-sale equity securities are recorded at fair value using quoted market prices or broker-dealer quotations. The Company's available-for-sale equity securities that are valued using quoted market prices in active markets are classified as Level 1 of the fair value hierarchy. The Company's available-for-sale securities classified as Level 2 of the fair value hierarchy consist of equity warrants, which are recorded at fair value based broker-dealer quotations.

  In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the interim consolidated statement of income and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments for which the cost basis exceeds its fair value.

SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2010
SEGMENTED INFORMATION
SEGMENTED INFORMATION

16.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico, and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and Chief Operating Officer, and that represent more than 10% of the combined revenue, profit or loss or total assets of all reported operating segments. The following are the reporting segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde Mine, Lapa Mine, Goldex Mine, Meadowbank Mine and the Regional Office
Europe:	Kittila Mine
Latin America:	Pinos Altos Mine
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration offices, Meliadine Mine Project and the Latin America Exploration office

  The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies. There are no transactions between the reported segments affecting revenue. Production costs for the reported segments are net of intercompany transactions. The goodwill of  $200.1 million on the Consolidated Balance Sheets relates to the Meliadine Mine Project that is a component of the Exploration segment.

  Corporate Head Office assets are included in the Canada category and specific corporate income and expense items are noted separately below.

  The Goldex Mine achieved commercial production on August 1, 2008. On May 1, 2009, both the Lapa Mine and the Kittila Mine achieved commercial production. The Pinos Altos Mine achieved commercial production on November 1, 2009. The Meadowbank Mine achieved commercial production on March 1, 2010.

Twelve Months Ended December 31, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$1,086,744	$499,621	$140,024	$—	$22,815	$424,284
Europe	160,140	87,735	31,231	—	(2,780)	43,954
Latin America	175,637	90,116	21,134	—	(2,126)	66,513
Exploration	—	—	97	54,958	1,627	(56,682)

	$1,422,521	$677,472	$192,486	$54,958	$19,536	$478,069

Segment income						$478,069
Corporate and Other
Interest and sundry income						10,254
Gain on acquisition of Comaplex						57,526
Gain on sale of available-for-sale securities						19,487
Gain on derivative financial instruments						7,612
General and administrative						(94,327)
Provincial capital tax						6,075
Interest expense						(49,493)

Income before income, mining and federal capital taxes						$435,203

Twelve Months Ended December 31, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$538,123	$252,035	$60,028	$—	$36,499	$189,561
Europe	61,457	42,464	10,909	—	3,582	4,502
Latin America	14,182	11,819	1,524	—	(250)	1,089
Exploration	—	—	—	36,279	—	(36,279)

	$613,762	$306,318	$72,461	$36,279	$39,831	$158,873

Segment income						$158,873
Corporate and Other
Interest and sundry income						12,580
Gain on sale of available-for-sale securities						10,142
Gain on derivative financial instruments						3,592
General and administrative						(63,687)
Provincial capital tax						(5,014)
Interest expense						(8,448)

Income before income, mining and federal capital taxes						$108,038

Twelve Months Ended December 31, 2008	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$368,938	$186,862	$36,133	$—	$(70,442)	$216,385
Europe	—	—	—	—	(7,281)	7,281
Latin America	—	—	—	—	35	(35)
Exploration	—	—	—	34,704	—	(34,704)

	$368,938	$186,862	$36,133	$34,704	$(77,688)	$188,927

Segment income						$188,927
Corporate and Other
Interest and sundry income						7,240
Gain on sale of available-for-sale securities						25,626
General and administrative						(47,187)
Write-down on available-for-sale securities						(74,812)
Gain on derivative financial instruments						4,481
Provincial capital tax						(5,332)
Interest expense						(2,952)

Income before income, mining and federal capital taxes						$95,991

	Capital Expenditures
	2010	2009	2008
Canada	$1,004,129	$435,098	$548,555
Europe	67,894	84,955	190,188
Latin America	103,131	136,706	171,438
Exploration	97	—	55

	$1,175,251	$656,759	$910,236

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation
These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries and entities in which it has a controlling financial interest after the elimination of intercompany accounts and transactions. The Company has a controlling financial interest if it owns a majority of the outstanding voting common stock or has significant control over an entity through contractual arrangements or economic interests of which the Company is the primary beneficiary.

Cash and cash equivalents
Cash and cash equivalents include cash on hand and short-term investments in money market instruments with remaining maturities of three months or less at the date of purchase. Short-term investments are designated as held to maturity for accounting purposes and are carried at amortized cost, which approximates market value given the short-term nature of these investments. Agnico-Eagle places its cash and cash equivalents and short-term investments in high quality securities issued by government agencies, financial institutions and major corporations and limits the amount of credit exposure by diversifying its holdings.

Inventories

 Inventories consist of ore stockpiles, concentrates, doré bars and supplies. Amounts are removed from inventory based on average cost. The current portion of stockpiles, ore on leach pads and inventories are determined based on the expected amounts to be processed within the next 12 months. Stockpiles, ore on leach pads and inventories not expected to be processed within the next 12 months are classified as long-term.

Stockpiles

        Stockpiles consist of coarse ore that has been mined and hoisted from underground or delivered from an open pit that is available for further processing and in-stope ore inventory in the form of drilled and blasted stopes ready to be mucked and hoisted to the surface. The stockpiles are measured by estimating the tonnage, contained ounces (based on assays) and recovery percentages (based on actual recovery rates achieved for processing similar ore). Specific tonnages are verified and compared to original estimates once the stockpile is milled. Ore stockpiles are valued at the lower of net realizable value and mining costs incurred up to the point of stockpiling the ore. The net realizable value of stockpiled ore is assessed by comparing the sum of the carrying value plus future processing and selling costs to the expected revenue to be earned, which is based on the estimated volume and grade of stockpiled ore.

        Mining costs include all costs associated with mining operations and are allocated to each tonne of stockpiled ore. Costs fully absorbed into inventory values include direct and indirect materials and consumables, direct labour, utilities and amortization of mining assets incurred up to the point of stockpiling the ore. Royalty expenses and production taxes are included in production costs, but are not capitalized into inventory. Stockpiles are not intended to be long-term inventory items and are generally processed within twelve months of extraction, with the exception of the Goldex and Pinos Altos Mine ore stockpiles. Due to the structure of the Goldex and Pinos Altos ore bodies, a significant amount of drilling and blasting is incurred in the early years of its mine life, which results in a long-term stockpile. The decision to process stockpiled ore is based on a net smelter return analysis. The Company processes its stockpiled ore if its estimated revenue, on a per tonne basis and net of estimated smelting and refining costs, is greater than the related mining and milling costs. The Company has never elected to not process stockpiled ore and does not anticipate departing from this practice in the future. Stockpiled ore on the surface is exposed to the elements, but the Company does not expect its condition to deteriorate significantly as a result.

        Pre-production stripping costs are capitalized until an "other than de minimis" level of mineral is produced, after which time such costs are either capitalized to inventory or expensed. The Company considers various relevant criteria to assess when an "other than de minimis" level of mineral is produced. The criteria considered include: (1) the number of ounces mined compared to total ounces in mineral reserves; (2) the quantity of ore mined compared to the total quantity of ore expected to be mined over the life of the mine; (3) the current stripping ratio compared to the expected stripping ratio over the life of the mine; and (4) the ore grade compared to the expected ore grade over the life of the mine.

Concentrates and doré bars

        Concentrates and doré bar inventories consist of concentrates and doré bars for which legal title has not yet passed to third-party smelters. Concentrates and doré bar inventories are measured based on assays of the processed concentrates and are valued based on the lower of net realizable value and the fully absorbed mining and milling costs associated with extracting and processing the ore.

Supplies

        Supplies, consisting of mine stores inventory, are valued at the lower of average cost and replacement cost.

Mining properties, plant and equipment and mine development costs

Significant payments related to the acquisition of land and mineral rights are capitalized as mining properties at cost. If a mineable ore body is discovered, such costs are amortized to income when production begins, using the unit-of-production method, based on estimated proven and probable reserves. If no mineable ore body is discovered, such costs are expensed in the period in which it is determined that the property has no future economic value.

        Expenditures for new facilities and improvements that can extend the useful lives of existing facilities are capitalized as plant and equipment at cost. Interest costs incurred for the construction of significant projects are capitalized.

        Mine development costs incurred after the commencement of production are capitalized or deferred to the extent that these costs benefit the entire ore body. Costs incurred to access single ore blocks are expensed as incurred; otherwise, such vertical and horizontal developments are classified as mine development costs.

        Agnico-Eagle records depreciation on both plant and equipment and mine development costs used in commercial production on a unit-of-production basis based on the estimated tonnage of proven and probable mineral reserves of the mine. The unit-of-production method defines the denominator as the total proven and probable tonnes of reserves.

        Repairs and maintenance expenditures are charged to income as production costs. Assets under construction are not depreciated until the end of the construction period. Upon achieving commercial production, the capitalized construction costs are transferred to the various categories of plant and equipment.

        Mineral exploration costs are charged to income in the year in which they are incurred. When it is determined that a mining property can be economically developed as a result of established proven and probable reserves, the costs of further exploration and development to further delineate the ore body on such property are capitalized. The establishment of proven and probable reserves is based on results of final feasibility studies, which indicate whether a property is economically feasible. Upon commencement of the commercial production of a development project, these costs are transferred to the appropriate asset category and are amortized to income using the unit-of-production method mentioned above. Mine development costs, net of salvage values, relating to a property that is abandoned or considered uneconomic for the foreseeable future are written off.

        The carrying values of mining properties, plant and equipment and mine development costs are reviewed periodically, when impairment factors exist, for possible impairment, based on the future undiscounted net cash flows of the operating mine or development property. If it is determined that the estimated net recoverable amount is less than the carrying value, then a write down to the estimated fair value amount is made with a charge to income. Estimated future cash flows of an operating mine and development properties include estimates of recoverable ounces of gold based on proven and probable reserves. To the extent that economic value exists beyond the proven and probable reserves of an operating mine or development property, this value is included as part of the estimated future cash flows. Estimated future cash flows also involve estimates regarding metal prices (considering current and historical prices, price trends and related factors), production levels, capital and reclamation costs, and related income and mining taxes, all based on detailed engineering life-of-mine plans. Cash flows are subject to risks and uncertainties and changes in the estimates of the cash flows may affect the recoverability of long-lived assets.

Goodwill

 Business combinations are accounted for using the purchase method whereby assets and liabilities acquired are recorded at their fair values as of the date of acquisition and any excess of the purchase price over such fair values is recorded as goodwill. As of the date of acquisition, goodwill is allocated to reporting units by determining estimates of the fair value of each reporting unit and comparing this amount to the fair values of assets and liabilities in the reporting unit. Goodwill is not amortized.

        The Company performs goodwill impairment tests on an annual basis as well as when events and circumstances indicate that the carrying amounts may no longer be recoverable. In performing the impairment tests, the Company estimates the fair values of its reporting units that include goodwill and compares those fair values to the reporting units' carrying amounts. If a reporting unit's carrying amount exceeds its fair value, the Company compares the implied fair value of the reporting unit's goodwill to the carrying amount, and any excess of the carrying amount of goodwill over the implied fair value is charged to income.

Financial instruments

 From time to time, Agnico-Eagle uses derivative financial instruments, primarily option and forward contracts, to manage exposure to fluctuations in byproduct metal prices, interest rates and foreign currency exchange rates. Agnico-Eagle does not hold financial instruments or derivative financial instruments for trading purposes.

        The Company recognizes all derivative financial instruments in the consolidated financial statements at fair value regardless of the purpose or intent for holding the instrument. Changes in the fair value of derivative financial instruments are either recognized periodically in the consolidated statement of income or in shareholders' equity as a component of accumulated other comprehensive income (loss), depending on the nature of the derivative financial instrument and whether it qualifies for hedge accounting. Financial instruments designated as hedges are tested for effectiveness on a quarterly basis. Gains and losses on those contracts that are proven to be effective are reported as a component of the related transaction.

Revenue recognition

 Revenue is recognized when the following conditions are met:

    (a)
    persuasive evidence of an arrangement to purchase exists;

    (b)
    the price is determinable;

    (c)
    the product has been delivered; and

    (d)
    collection of the sales price is reasonably assured.

        Revenue from gold and silver in the form of doré bars is recorded when the refined gold or silver is sold and delivered to the customer. Generally, all the gold and silver in the form of doré bars recovered in the Company's milling process is sold in the period in which it is produced.

        Under the terms of the Company's concentrate sales contracts with third-party smelters, final prices for the metals contained in the concentrate are set based on the prevailing spot market metal prices on a specified future date, which is based on the date that the concentrate is delivered to the smelter. The Company records revenues under these contracts based on forward prices at the time of delivery, which is when transfer of legal title to concentrate passes to the third-party smelters. The terms of the contracts result in differences between the recorded estimated price at delivery and the final settlement price. These differences are adjusted through revenue at each subsequent financial statement date.

        Revenues from mining operations consist of gold revenues, net of smelting, refining, transportation and other marketing charges. Revenues from byproduct metals sales are shown, net of smelter charges, as part of revenues from mining operations.

Foreign currency translation
The functional currency for the Company's operations is the US dollar. Monetary assets and liabilities of Agnico-Eagle's operations denominated in a currency other than the US dollar are translated into US dollars using the exchange rate in effect at year end. Non-monetary assets and liabilities are translated at historical exchange rates while revenues and expenses are translated at the average exchange rate during the year, with the exception of amortization, which is translated at historical exchange rates. Exchange gains and losses are included in income except for gains and losses on foreign currency contracts used to hedge specific future commitments in foreign currencies. Gains and losses on these contracts are accounted for as a component of the related hedge transactions.

Reclamation costs
On an annual basis, the Company assesses cost estimates and other assumptions used in the valuation of Asset Retirement Obligations ("ARO") at each of its mineral properties to reflect events, changes in circumstances and new information available. Changes in these cost estimates and assumptions have a corresponding impact on the fair value of the ARO. For closed mines, any change in the fair value of AROs results in a corresponding charge or credit within other expense, whereas at operating mines the charge is recorded as an adjustment to the carrying amount of the corresponding asset. AROs arise from the acquisition, development, construction and normal operation of mining property, plant and equipment, due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The major parts of the carrying amount of AROs relate to tailings and heap leach pad closure/rehabilitation; demolition of buildings/mine facilities; ongoing water treatment; and ongoing care and maintenance of closed mines. The fair values of AROs are measured by discounting the expected cash flows using a discount factor that reflects the credit-adjusted risk-free rate of interest. The Company prepares estimates of the timing and amount of expected cash flows when an ARO is incurred. Expected cash flows are updated to reflect changes in facts and circumstances. The principal factors that can cause expected cash flows to change are: the construction of new processing facilities; changes in the quantities of material in reserves and a corresponding change in the life of mine plan; changing ore characteristics that have an impact on required environmental protection measures and related costs; changes in water quality that have an impact on the extent of water treatment required; and changes in laws and regulations governing the protection of the environment. When expected cash flows increase, the revised cash flows are discounted using a current discount factor; whereas when expected cash flows decrease, the reduced cash flows are discounted using the historical discount factor used in the original estimation of the expected cash flows, and then in both cases any change in the fair value of the ARO is recorded. Agnico-Eagle records the fair value of an ARO when it is incurred. AROs are adjusted to reflect the passage of time (accretion), which is calculated by applying the discount factor implicit in the initial fair value measurement to the beginning-of-period carrying amount of the AROs. For producing mines, accretion expense is recorded in the cost of goods sold each period. Upon settlement of an ARO, Agnico-Eagle records a gain or loss if the actual cost differs from the carrying amount of the ARO. Settlement gains/losses are recorded in other (income) expense. Other environmental remediation costs that are not AROs as defined by Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 410-20 — Asset Retirement Obligations (Prior authoritative literature: FASB Statement No. 143) are expensed as incurred.

Income and mining taxes

 Agnico-Eagle follows the liability method of tax allocation for accounting for income taxes. Under this method of tax allocation, future income and mining tax bases of assets and liabilities are measured using the enacted tax rates and laws expected to be in effect when the differences are expected to reverse.

        The Company's operations involve dealing with uncertainties and judgments in the application of complex tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with taxation authorities in various jurisdictions and resolution of disputes arising from federal, provincial, state and international tax audits. The Company recognizes the effect of uncertain tax positions and records tax liabilities for anticipated tax audit issues in Canada and other tax jurisdictions where it is more likely than not based on technical merits that the position would not be sustained. The Company recognizes the amount of any tax benefits that have a greater than 50 percent likelihood of being ultimately realized upon settlement.

        Changes in judgment related to the expected ultimate resolution of uncertain tax positions are recognized in the year of such changes. Accrued interest and penalties related to unrecognized tax benefits are recorded in income tax expense when incurred. The Company adjusts these reserves in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company's current estimate of the tax liabilities. If the Company's estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expense would result. If the estimate of tax liabilities proves to be greater than the ultimate assessment, a tax benefit would result.

Stock based compensation

Agnico-Eagle has two stock-based compensation plans. The Employee Stock Option Plan and the Employee Share Purchase Plan are described in note 7(a) and note 7(b), respectively, to the consolidated financial statements. The Company issues common shares to settle its obligations under both plans.

        The Employee Stock Option Plan provides for the granting of options to directors, officers, employees and service providers to purchase common shares. Options have exercise prices equal to the market price on the day prior to the date of grant. The fair value of these options is recognized in the consolidated statement of income or in the consolidated balance sheet if capitalized as part of property, plant and mine development over the applicable vesting period as a compensation cost. Any consideration paid by employees on exercise of options or purchase of common shares is credited to share capital.

        Fair value is determined using the Black-Scholes option valuation model which requires the Company to estimate the expected volatility of the Company's share price and the expected life of the stock options. Limitations with existing option valuation models and the inherent difficulties associated with estimating these variables create difficulties in determining a reliable single measure of the fair value of stock option grants. The dilutive impact of stock option grants is factored into the Company's reported diluted net income per share.

Net Income per share

 Basic net income per share is calculated on net income for the year using the weighted average number of common shares outstanding during the year. The weighted average number of common shares used to determine diluted net income per share includes an adjustment, using the treasury stock method, for stock options outstanding and warrants outstanding. Under the treasury stock method:

  •
  the exercise of options or warrants is assumed to be at the beginning of the period (or date of issuance, if later);

  •
  the proceeds from the exercise of options or warrants, plus, in the case of options, the future period compensation expense on options granted on or after January 1, 2003, are assumed to be used to purchase common shares at the average market price during the period; and

  •
  the incremental number of common shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) is included in the denominator of the diluted net income per share computation.

Pension costs and obligations and post-retirement benefits

 Effective July 1, 1997, Agnico-Eagle's defined benefit pension plan for active employees (the "Employees Plan") was converted to a defined contribution plan. Employees who retired prior to that date remained in the Employees Plan. During 2008, however, the Employees Plan was closed as a result of annuities having been purchased for all remaining members. In addition, Agnico-Eagle provides a non-registered supplementary executive retirement defined benefit plan for its senior officers (the "Executives Plan"). The Executives Plan benefits are generally based on the employees' years of service and level of compensation. Pension expense related to the Executives Plan is the net of the cost of benefits provided, the interest cost of projected benefits, return on plan assets and amortization of experience gains and losses. Pension fund assets are measured at current fair values. Actuarially determined plan surpluses or deficits, experience gains or losses and the cost of pension plan improvements are amortized on a straight-line basis over the expected average remaining service life of the employee group.

        In Canada, Agnico-Eagle maintains a defined contribution plan covering all of its employees. The plan is funded by Company contributions based on a percentage of income for services rendered by employees. The Company does not offer any other post-retirement benefits to its employees.

Commercial Production
The Company assesses each mine construction project to determine when a mine moves into the production stage. The criteria used to assess the start date are determined based on the nature of each mine construction project, such as the complexity of a plant and its location. The Company considers various relevant criteria to assess when the mine is substantially complete and ready for its intended use and moved into the production stage. The criteria considered include: (1) the completion of a reasonable period of testing of mine plant and equipment; (2) the ability to produce minerals in saleable form (within specifications); and (3) the ability to sustain ongoing production of minerals. When a mine construction project moves into the production stage, the capitalization of certain mine construction costs ceases and costs are either capitalized to inventory or expensed, except for sustaining capital costs related to property, plant and equipment and underground mine development or reserve development.

TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2010
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS
Trade receivables in respect of sales of bullion and concentrates to third parties

	2010	2009
Doré bars awaiting settlement	$24,281	$3,488
Concentrates awaiting settlement	88,668	90,083

	$112,949	$93,571

Revenues from mining operations

	2010	2009	2008
Revenues from mining operations (thousands):
Gold	$1,216,249	$474,875	$227,576
Silver	104,544	59,155	59,398
Zinc	77,544	57,034	54,364
Copper	22,219	22,571	27,600
Lead	1,965	127	—

	$1,422,521	$613,762	$368,938

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2010
OTHER ASSETS
Schedule of other current assets
	2010	2009
Federal, provincial and other sales taxes receivable	$63,553	$37,847
Prepaid expenses	10,449	4,797
Employee loans receivable	4,498	3,640
Government refundables for local community improvements	803	1,764
Prepaid royalty	5,282	5,377
Other	5,191	7,734

	$89,776	$61,159

Schedule of available-for-sale securities

	2010	2009
Cost	$50,958	$44,470
Unrealized gains	48,151	67,508
Unrealized losses	—	(11)

Estimated fair value of available-for-sale securities	$99,109	$111,967

Schedule of other non-current assets
	2010		2009
Deferred financing costs, less accumulated amortization of $2,249 (2009 — $2,732)		$16,780		$7,516
Long-term ore in stockpile(i)		27,409		11,684
Prepaid royalty(ii)		8,777		13,321
Other		8,536		1,120

		$61,502		$33,641

    (i)
    Due to the structure of the Goldex Mine and Pinos Altos Mine ore bodies, a significant amount of drilling and blasting is incurred in the early years of its mine life resulting in a long-term stockpile.

    (ii)
    The prepaid royalty relates to the Pinos Altos Mine in Mexico.

PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2010
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

	2010			2009
	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Mining properties	$1,885,476	$44,823	$1,840,653	$1,221,646	$27,865	$1,193,781
Plant and equipment	2,123,191	321,907	1,801,284	1,389,081	197,794	1,191,287
Mine development costs	853,927	171,869	682,058	435,469	111,674	323,795
Construction in progress:
LaRonde Mine extension	185,905	—	185,905	121,102	—	121,102
Creston Mascota deposit	54,663	—	54,663	10,159	—	10,159
Meadowbank Mine	—	—	—	741,674	—	741,674

	$5,103,162	$538,599	$4,564,563	$3,919,131	$337,333	$3,581,798

Schedule of property, plant and equipment, geographical information

	Net Book Value 2010	Net Book Value 2009
Canada	$3,456,809	$2,592,704
Europe	605,283	568,620
Latin America	500,211	418,214
USA	2,260	2,260

Total	$4,564,563	$3,581,798

LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2010
LONG TERM DEBT
Individual series of issued Notes

	Principal	Interest Rate	Maturity
Series A	$115,000	6.13%	7/4/2017
Series B	360,000	6.67%	7/4/2020
Series C	125,000	6.77%	7/4/2022

	$600,000

RECLAMATION PROVISION AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2010
RECLAMATION PROVISION AND OTHER LIABILITIES
Schedule of reclamation provision and other liabilities

	2010	2009
Reclamation and closure costs (note 5(a))	$91,641	$62,847
Long-term portion of capital lease obligations (note 13(a))	38,019	21,981
Pension benefits (note 5(c))	11,307	8,109
Goldex Mine government grant and other (note 5(b))	4,569	3,318

	$145,536	$96,255

Reconciliation of the beginning and ending carrying amounts of the asset retirement obligations

	2010	2009
Asset retirement obligations, beginning of year	$62,847	$52,125
Current year additions and changes in estimate	23,058	—
Current year accretion	3,176	2,916
Liabilities settled	(277)	—
Foreign exchange revaluation	2,837	7,806

Asset retirement obligations, end of year	$91,641	$62,847

Components of net pension plan expense

	2010	2009	2008
Service cost — benefits earned during the year	$981	$509	$452
Interest cost on projected benefit obligation	613	448	550
Amortization of net transition asset, past service liability and net experience gains	164	148	(11)
Prior service cost	25	23	24
Recognized net actuarial loss	—	(142)	—
Gain due to settlement	—	—	760
Return on plan assets	—	—	(156)

Net pension plan expense	$1,783	$986	$1,619

Net pension amount recognized in the consolidated balance sheet

    The following table provides the net amounts recognized in the consolidated balance sheets as at December 31:

	2010		2009
	Employees Plan	Executives Plan	Employees Plan	Executives Plan
Liability (asset)	$—	$—	$—	$—
Accrued employee benefit liability	—	6,634	—	6,036
Accumulated other comprehensive income (loss):
Initial transition obligation	—	681	—	809
Past service liability	—	104	—	122
Net experience (gains) losses	—	2,179	—	(604)

Net liability (asset)	$—	$9,598	$—	$6,363

Components of expected recognition in 2011 of amounts in accumulated other comprehensive income

Executives Plan
Transition obligation	$170
Past service cost or credit	26
Net actuarial gain or loss	244

$440

Schedule of funded status of employees plan and executives plan

	2010		2009
	Employees	Executives	Employees	Executives
Reconciliation of the market value of plan assets
Fair value of plan assets, beginning of year	$—	$1,635	$110	$1,142
Agnico-Eagle's contribution	—	1,397	—	598
Actual return on plan assets	—	—	—	—
Benefit payments	—	(699)	—	(299)
Other	—	—	(117)	—
Divestitures	—	—	—	—
Effect of exchange rate changes	—	110	7	194

Fair value of plan assets, end of year	$—	$2,443	$—	$1,635

Reconciliation of projected benefit obligation
Projected benefit obligation, beginning of year	$—	$7,998	$—	$5,637
Service costs	—	981	—	509
Interest costs	—	613	—	448
Actuarial losses (gains)	—	2,718	—	734
Benefit payments	—	(812)	—	(401)
Settlements	—	—	—	—
Effect of exchange rate changes	—	543	—	1,071

Projected benefit obligation, end of year	$—	$12,041	$—	$7,998

Excess (deficiency) of plan assets over projected benefit obligation	$—	$(9,598)	$—	$(6,363)

Comprised of:
Unamortized transition asset (liability)	$—	$(681)	$—	$(809)
Unamortized net experience gain (loss)	—	(2,283)	—	482
Accrued assets (liabilities)	—	(6,634)	—	(6,036)

	$—	$(9,598)	$—	$(6,363)

Weighted average discount rate	n.a.	7.00%	n.a.	7.00%
Weighted average expected long-term rate of return	n.a.	n.a.	n.a.	n.a.
Weighted average rate of compensation increase	n.a.	3.00%	n.a.	3.00%
Estimated average remaining service life for the plan (in years)	n.a.	4.0 (i)	n.a.	5.0 (i)

Notes:

    (i)
    Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

Estimated benefits paid from each pension plan

Executives
2011	$117
2012	$484
2013	$483
2014	$482
2015	$481
2016 - 2020	$3,744

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2010
SHAREHOLDERS' EQUITY
Components of accumulated other comprehensive income (loss), net of related tax effects

	2010	2009
Cumulative translation adjustment from electing US dollar as principal reporting currency	$(15,907)	$(15,907)
Unrealized gain on available-for-sale securities	48,151	67,497
Cumulative translation adjustments	(299)	(299)
Unrealized loss on pension liability	(4,420)	(327)
Tax effect of unrealized loss on pension liability	865	85

	$28,390	$51,049

Schedule of Reconciliation for Weighted Average number of Common Shares in calculation of Basic and Diluted Net Income Per Share

	2010	2009	2008
Weighted average number of common shares outstanding — basic	162,342,686	155,942,151	144,740,658
Add: Dilutive impact of employee stock options	1,192,530	1,256,103	1,148,070
Dilutive impact of warrants	2,263,902	1,392,752	—
Dilutive impact of shares related to RSU plan	43,141	29,882	—

Weighted average number of common shares outstanding — diluted	165,842,259	158,620,888	145,888,728

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2010
STOCK-BASED COMPENSATION.
Stock option activity

	2010			2009			2008
	Options	Weighted average exercise price		Options	Weighted average exercise price		Options	Weighted average exercise price
Outstanding, beginning of year	5,707,940	C $	53.85	4,752,440	C $	44.57	3,609,924	C $	30.34
Granted	2,926,080		57.55	2,276,000		62.65	2,549,400		54.84
Exercised	(1,627,766)		47.02	(1,238,000)		34.28	(1,340,484)		25.46
Forfeited	(243,550)		58.03	(82,500)		55.99	(66,400)		51.32

Outstanding, end of year	6,762,704	C $	56.94	5,707,940	C $	53.85	4,752,440	C $	44.57

Options exercisable at end of year	2,972,857			2,445,615			1,860,890

Options outstanding and exercisable by exercise price ranges

    The following table summarizes information about Agnico-Eagle's stock options outstanding at December 31, 2010:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
C $23.02 — C $36.23	130,538	0.51 years	26.68	124,438	26.35
C $39.18 — C $59.71	4,546,516	2.96 years	54.90	1,990,456	53.04
C $60.72 — C $83.08	2,085,650	3.11 years	63.29	857,963	63.18

C $23.02 — C $83.08	6,762,704	2.96 years	C $56.94	2,972,857	C $54.85

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2010	2009	2008
Risk-free interest rate	1.86%	1.27%	3.65%
Expected life of options (in years)	2.5	2.5	2.5
Expected volatility of Agnico-Eagle's share price	43.8%	64.0%	44.8%
Expected dividend yield	0.42%	0.42%	0.23%

INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2010
INCOME AND MINING TAXES
Income and mining taxes expense (recovery) as per geographic components

	2010	2009	2008
Current provision
Canada	$34,217	$1,171	$6,143
Mexico	1,942	—	—

	36,159	1,171	6,143
Future provision (recovery)
Canada	47,083	27,083	25,580
Mexico	18,759	—	—
Finland	1,086	(6,754)	(8,899)

	66,928	20,329	16,681

	$103,087	$21,500	$22,824

Reconciliation of income tax rates

	2010	2009	2008
Combined federal and composite provincial tax rates	29.6%	30.9%	31.1%
Increase (decrease) in taxes resulting from:
Provincial mining duties	6.8	16.1	6.9
Tax law change (US $ election)	(5.1)	(24.4)	—
Impact of foreign tax rates	(0.5)	(4.9)	—
Permanent differences	(4.2)	2.2	(13.4)
Valuation allowance	(0.2)	—	5.8
Effect of changes in income tax rates	(2.7)	—	(6.6)

Actual rate as a percentage of pre-tax income	23.7%	19.9%	23.8%

Future income and mining tax assets and liabilities

	2010		2009
	Assets	Liabilities	Assets	Liabilities
Mining properties	$—	$966,485	$—	$572,964
Net operating and capital loss carry-forwards	—	(133,042)	27,878	(24,692)
Mining duties	—	(71,492)	—	(44,967)
Reclamation provisions	—	(30,752)	—	(20,774)
Valuation allowance	—	4,855	—	11,350

Future income and mining tax assets and liabilities	$—	$736,054	$27,878	$493,881

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2010	2009
Unrecognized tax benefit, beginning of year	$5,608	$2,824
Additions (reductions)	(3,978)	2,784

Unrecognized tax benefit, end of year	$1,630	$5,608

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2010
ACQUISITIONS
Allocation of the purchase price to the fair values of assets acquired

Total purchase price:
Comaplex shares previously purchased	$88,683
Agnico-Eagle shares issued for acquisition	578,955

Total purchase price to allocate	$667,638

Fair value of assets acquired:
Property	$642,610
Goodwill	200,064
Supplies	542
Equipment	2,381
Asset retirement obligation	(3,400)
Deferred tax liability	(174,559)

Net assets acquired	$667,638

Pro forma results of operations for Agnico-Eagle assuming the acquisition of Comaplex had occurred as of January 1, 2009.

	2010	2009
	Unaudited
Pro forma net income	$331,516	$85,371
Pro forma income per share — basic	$2.04	$0.55

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2010
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	2010	2009
Trade payables	$91,974	$86,392
Wages payable	21,583	14,036
Accrued liabilities	33,390	31,924
Current portion of capital lease obligations	10,592	11,955
Goldex Mine government grant (note 5(b))	1,485	—
Other liabilities	11,943	11,125

	$170,967	$155,432

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
Summary of purchase commitments related to the Kittila Mine for oxygen and electricity supplies

Purchase Commitments
2011	$10,294
2012	7,798
2013	5,918
2014	4,466
2015	4,466
Subsequent years	28,862

Total	$61,804

LEASES (Tables)	12 Months Ended
Dec. 31, 2010
LEASES
Schedule of future minimum lease payments under capital leases

Year ending December 31:
2011	$13,015
2012	13,015
2013	15,931
2014	8,907
2015	3,608
Thereafter	—

Total minimum lease payments	54,476
Less amount representing interest	5,865

Present value of net minimum lease payments	$48,611

Summary of information related to capital lease obligations

	2010	2009
Total future lease payments	$54,476	$37,762
Less: interest	5,865	3,826

	48,611	33,936

Less: current portion	10,592	11,955

Long-term portion of capital leases	$38,019	$21,981

Schedule of future minimum lease payments under operating leases

2011	$1,506
2012	1,292
2013	748
2014	663
2015	663
Thereafter	4,891

Total	$9,763

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2010
FINANCIAL INSTRUMENTS
Changes in AOCI balances pertaining to foreign hedging activities

	2010	2009
AOCI, beginning of year	$—	$(8,888)
Gain reclassified from AOCI into project development costs	—	(7,399)
Gain (loss) recognized in OCI	—	16,287

AOCI, end of year	$—	$—

Summary of the amounts recognized in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income

	2010	2009	2008
Premiums realized on written foreign exchange call options	$4,845	$4,494	$4,481
Realized gain on foreign exchange extendible flat forward	1,797	—	—
Realized gain on foreign exchange collar	711	—	—
Mark-to-market on foreign exchange extendible flat forward	142
Realized gain on zinc financial instruments	3,733	(752)	—
Realized loss on copper financial instruments	(558)	(150)	—
Realized loss on silver financial instruments	(3,058)	—	—

	$7,612	$3,592	$4,481

Financial assets and liabilities measured at fair value within the fair value hierarchy

	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents and short-term investments(1)	$7,820	$—	$7,820	$—
Available-for-sale securities(2)(3)	99,109	90,925	8,185	—
Trade receivables(4)	112,949	—	112,949	—

	$219,878	$90,925	$128,954	$—

Financial liabilities:
Derivative liabilities(3)	$142	$—	$142	$—

  (1)
  Fair value approximates the carrying amounts due to the short-term nature.

  (2)
  Recorded at fair value using quoted market prices.

  (3)
  Recorded at fair value based on broker-dealer quotations.

  (4)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2010
SEGMENTED INFORMATION
Segment reporting information

Twelve Months Ended December 31, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$1,086,744	$499,621	$140,024	$—	$22,815	$424,284
Europe	160,140	87,735	31,231	—	(2,780)	43,954
Latin America	175,637	90,116	21,134	—	(2,126)	66,513
Exploration	—	—	97	54,958	1,627	(56,682)

	$1,422,521	$677,472	$192,486	$54,958	$19,536	$478,069

Segment income						$478,069
Corporate and Other
Interest and sundry income						10,254
Gain on acquisition of Comaplex						57,526
Gain on sale of available-for-sale securities						19,487
Gain on derivative financial instruments						7,612
General and administrative						(94,327)
Provincial capital tax						6,075
Interest expense						(49,493)

Income before income, mining and federal capital taxes						$435,203

Twelve Months Ended December 31, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$538,123	$252,035	$60,028	$—	$36,499	$189,561
Europe	61,457	42,464	10,909	—	3,582	4,502
Latin America	14,182	11,819	1,524	—	(250)	1,089
Exploration	—	—	—	36,279	—	(36,279)

	$613,762	$306,318	$72,461	$36,279	$39,831	$158,873

Segment income						$158,873
Corporate and Other
Interest and sundry income						12,580
Gain on sale of available-for-sale securities						10,142
Gain on derivative financial instruments						3,592
General and administrative						(63,687)
Provincial capital tax						(5,014)
Interest expense						(8,448)

Income before income, mining and federal capital taxes						$108,038

Twelve Months Ended December 31, 2008	Revenues from Mining Operations	Production Costs	Amortization	Exploration & Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$368,938	$186,862	$36,133	$—	$(70,442)	$216,385
Europe	—	—	—	—	(7,281)	7,281
Latin America	—	—	—	—	35	(35)
Exploration	—	—	—	34,704	—	(34,704)

	$368,938	$186,862	$36,133	$34,704	$(77,688)	$188,927

Segment income						$188,927
Corporate and Other
Interest and sundry income						7,240
Gain on sale of available-for-sale securities						25,626
General and administrative						(47,187)
Write-down on available-for-sale securities						(74,812)
Gain on derivative financial instruments						4,481
Provincial capital tax						(5,332)
Interest expense						(2,952)

Income before income, mining and federal capital taxes						$95,991

Schedule of capital expenditures

	Capital Expenditures
	2010	2009	2008
Canada	$1,004,129	$435,098	$548,555
Europe	67,894	84,955	190,188
Latin America	103,131	136,706	171,438
Exploration	97	—	55

	$1,175,251	$656,759	$910,236

TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts receivable
Dore bars awaiting settlement	$ 24,281	$ 3,488
Concentrates awaiting settlement	88,668	90,083
Trade receivables	112,949	93,571
Product Information
Revenue from mining operation	1,422,521	613,762	368,938
Percentage of revenue from precious metal to total revenue from mining operations (in percent)	93.00%	87.00%	78.00%
Gold
Product Information
Revenue from mining operation	1,216,249	474,875	227,576
Silver
Product Information
Revenue from mining operation	104,544	59,155	59,398
Zinc
Product Information
Revenue from mining operation	77,544	57,034	54,364
Percentage of revenue from byproduct metals to total revenue from mining operations (in percent)	5.00%	9.00%	15.00%
Copper
Product Information
Revenue from mining operation	22,219	22,571	27,600
Percentage of revenue from byproduct metals to total revenue from mining operations (in percent)	2.00%	4.00%	7.00%
Lead
Product Information
Revenue from mining operation	$ 1,965	$ 127

OTHER ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other current assets
Federal, provincial and other sales taxes receivable	$ 63,553,000	$ 37,847,000
Prepaid expenses	10,449,000	4,797,000
Employee loans receivable	4,498,000	3,640,000
Government refundables for local community improvements	803,000	1,764,000
Prepaid royalty	5,282,000	5,377,000
Other	5,191,000	7,734,000
Other current assets, total	89,776,000	61,159,000
Available-for-sale securities
Proceeds from available-for-sale securities	36,600,000	41,000,000	40,500,000
Gain on sale of available-for-sale securities	19,487,000	10,142,000	25,626,000
Cost	50,958,000	44,470,000
Unrealized gains	48,151,000	67,508,000
Unrealized losses		(11,000)
Estimated fair value of available-for-sale securities	99,109,000	111,967,000
Other assets
Deferred financing costs, less accumulated amortization	16,780,000	7,516,000
Accumulated amortization of non-current deferred financing costs	2,249,000	2,732,000
Long-term ore in stockpile	27,409,000	11,684,000
Prepaid royalty	8,777,000	13,321,000
Other	8,536,000	1,120,000
Other assets non-current	$ 61,502,000	$ 33,641,000

PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Mine Development
Cost	$ 5,103,162,000	$ 3,919,131,000
Accumulated Amortization	538,599,000	337,333,000
Net Book Value	4,564,563,000	3,581,798,000
Number of renewal periods after life of the lease that leasehold improvements are amortized over	1
Capitalized costs of computer software	300,000	400,000
Amortization expense of computer software	800,000	800,000
Unamortized capitalized cost of computer software	4,700,000	5,200,000
Unamortized capitalized cost for leasehold improvements	3,300,000	2,500,000
Mining properties
Property, Plant and Mine Development
Cost	1,885,476,000	1,221,646,000
Accumulated Amortization	44,823,000	27,865,000
Net Book Value	1,840,653,000	1,193,781,000
Plant and equipment
Property, Plant and Mine Development
Cost	2,123,191,000	1,389,081,000
Accumulated Amortization	321,907,000	197,794,000
Net Book Value	1,801,284,000	1,191,287,000
Mine development costs
Property, Plant and Mine Development
Cost	853,927,000	435,469,000
Accumulated Amortization	171,869,000	111,674,000
Net Book Value	682,058,000	323,795,000
LaRonde Mine extension
Property, Plant and Mine Development
Cost	185,905,000	121,102,000
Net Book Value	185,905,000	121,102,000
Mascota Mine
Property, Plant and Mine Development
Cost	54,663,000	10,159,000
Net Book Value	54,663,000	10,159,000
Meadowbank Mine
Property, Plant and Mine Development
Cost		741,674,000
Net Book Value		741,674,000
Canada
Property, Plant and Mine Development
Net Book Value	3,456,809,000	2,592,704,000
Europe
Property, Plant and Mine Development
Net Book Value	605,283,000	568,620,000
Latin America
Property, Plant and Mine Development
Net Book Value	500,211,000	418,214,000
U.S.A.
Property, Plant and Mine Development
Net Book Value	$ 2,260,000	$ 2,260,000

LONG TERM DEBT (Details)	12 Months Ended				12 Months Ended				12 Months Ended							1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2008 USD ( $)	Jan. 10, 2008 Secured revolving credit facility USD ( $)	Dec. 31, 2010 Credit Facilities USD ( $)	Dec. 31, 2009 Credit Facilities USD ( $)	Dec. 31, 2008 Credit Facilities USD ( $)	Jun. 22, 2010 Credit Facilities USD ( $)	Dec. 31, 2010 First Credit Facility	Jan. 10, 2008 First Credit Facility USD ( $)	Jun. 15, 2009 Second Credit Facility USD ( $)	Sep. 04, 2008 Second Credit Facility USD ( $)	Dec. 31, 2010 Unsecured financial security issuance agreement CAD ( $)	Dec. 31, 2009 Unsecured financial security issuance agreement CAD ( $)	Jun. 02, 2009 Unsecured financial security issuance agreement CAD ( $)	Apr. 30, 2010 Guaranteed senior unsecured notes USD ( $)	Dec. 31, 2010 Guaranteed senior unsecured notes USD ( $)	Apr. 07, 2010 Guaranteed senior unsecured notes	Apr. 30, 2010 Series A maturing 2017 USD ( $)	Apr. 07, 2010 Series A maturing 2017	Apr. 30, 2010 Series B maturing 2020 USD ( $)	Apr. 07, 2010 Series B maturing 2020	Apr. 30, 2010 Series C maturing 2022 USD ( $)	Apr. 07, 2010 Series C maturing 2022
Debt instrument
Maximum borrowing capacity of line of credit										$ 300,000,000		$ 300,000,000			$ 95,000,000
Amount of secured revolving credit facility that was terminated				300,000,000
Lenders' percentage of aggregate commitments needed to extend the term of the facility (as a percent)									66.67%
Additional term of credit facility (in years)									1
Additional borrowing capacity											300,000,000
Amount available under credit facilities after amendment								1,200,000,000			600,000,000
Amount drawn down on the credit facility		715,000,000			50,000,000	715,000,000
Amount available under credit facilities for future drawdowns					1,120,000,000
Outstanding letters of credit													75,600,000	60,400,000
Proceeds from private placement of guaranteed senior unsecured notes	1,311,000,000	625,000,000	300,000,000													600,000,000			115,000,000		360,000,000		125,000,000
Interest rate																				6.13%		6.67%		6.77%
Weighted average maturity term on guaranteed senior unsecured notes (in years)																		9.84
Guaranteed senior unsecured notes, weighted average yield (as a percent)																6.59%
Interest expense	49,493,000	8,448,000	2,952,000
Cash interest payments	41,429,000	17,189,000	6,345,000		12,300,000	14,000,000	4,600,000										19,800,000
Cash standby fees					6,700,000	2,400,000	1,200,000
Interest expense capitalized to construction in progress	$ 4,600,000	$ 15,500,000	$ 4,600,000
Weighted average interest rate (as a percent)	5.43%	3.18%	3.77%

RECLAMATION PROVISION AND OTHER LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Employees Plan	Dec. 31, 2010 Executives Plan	Dec. 31, 2009 Executives Plan	Dec. 31, 2008 Executives Plan
RECLAMATION PROVISION AND OTHER LIABILITIES
Reclamation and closure costs	$ 91,641,000	$ 62,847,000
Long-term portion of capital lease obligations	38,019,000	21,981,000
Pension benefits	11,307,000	8,109,000
Goldex Mine government grant and other	4,569,000	3,318,000
Reclamation provision and other liabilities	145,536,000	96,255,000
Asset retirement obligations
Asset retirement obligations, beginning of year	62,847,000	52,125,000
Current year additions and changes in estimate	23,058,000
Current year accretion	3,176,000	2,916,000
Liabilities settled	(277,000)
Foreign exchange revaluation	2,837,000	7,806,000
Asset retirement obligations, end of year	91,641,000	62,847,000
Maximum percentage of government grants repayable (as a percent)	50.00%
Period for repayment of grants (in years)	3
Repayment of government grants terms	If the yearly average gold price is higher than $620 per ounce, 50% of one third of the grant must be repaid
Goldex Mine government grant	1,485,000
Estimated minimum gold price per ounce for fiscal years 2011 and 2012	620
Components of net pension plan expense
Service cost - benefits earned during the year				981,000	509,000	452,000
Interest cost on projected benefit obligation				613,000	448,000	550,000
Amortization of net transition asset, past service liability and net experience gains				164,000	148,000	(11,000)
Prior service cost				25,000	23,000	24,000
Recognized net actuarial loss					(142,000)
Gain due to settlement						760,000
Return on plan assets						(156,000)
Net pension plan expense				1,783,000	986,000	1,619,000
Accumulated benefit obligation				9,600,000	6,400,000
Unamortized transition asset (liability)				681,000	809,000
Liability (asset)
Accrued employee benefit liability				6,634,000	6,036,000
Accumulated other comprehensive income (loss):
Initial transition obligation				681,000	809,000
Past service liability				104,000	122,000
Net experience (gains) losses				2,179,000	(604,000)
Net liability (asset)				9,598,000	6,363,000
Components of the expected recognition in 2011 of amounts in accumulated other comprehensive income (loss)
Transition obligation				170,000
Past service cost or credit				26,000
Net actuarial gain or loss				244,000
Expected recognition in 2011 of amounts in accumulated other comprehensive income (loss)				440,000
Reconciliation of the market value of plan assets
Fair value of plan assets, beginning of year			110,000	1,635,000	1,142,000
Agnico-Eagle's contribution				1,397,000	598,000
Actual return on plan assets
Benefit payments				(699,000)	(299,000)
Other			(117,000)
Divestitures
Effect of exchange rate changes			7,000	110,000	194,000
Fair value of plan assets, end of year				2,443,000	1,635,000	1,142,000
Reconciliation of projected benefit obligation
Projected benefit obligation, beginning of year				7,998,000	5,637,000
Service costs				981,000	509,000
Interest costs				613,000	448,000
Actuarial losses (gains)				2,718,000	734,000
Benefit payments				(812,000)	(401,000)
Settlement
Effect of exchange rate changes				543,000	1,071,000
Projected benefit obligation, end of year				12,041,000	7,998,000	5,637,000
Excess (deficiency) of plan assets over projected benefit obligation				(9,598,000)	(6,363,000)
Comprised of :
Unamortized transition asset (liability)				(681,000)	(809,000)
Unamortized net experience gain (loss)				(2,283,000)	482,000
Accrued assets (liabilities)				(6,634,000)	(6,036,000)
Excess (deficiency) of plan assets over projected benefit obligation				(9,598,000)	(6,363,000)
Weighted-average assumptions to determine benefit obligation
Weighted average discount rate (as a percent)				7.00%	7.00%
Weighted average expected long-term rate of return (as a percent)
Weighted average rate of compensation increase (as a percent)				3.00%	3.00%
Estimated average remaining service life for the plan (in years)				4	5
Estimated future benefit paid from each plan
2011				117,000
2012				484,000
2013				483,000
2014				482,000
2015				481,000
2016-2020				$ 3,744,000

RECLAMATION PROVISION AND OTHER LIABILITIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Basic defined contribution pension plan	Dec. 31, 2009 Basic defined contribution pension plan	Dec. 31, 2008 Basic defined contribution pension plan	Dec. 31, 2010 Supplemental defined contribution pension plan	Dec. 31, 2009 Supplemental defined contribution pension plan	Dec. 31, 2008 Supplemental defined contribution pension plan
Defined contribution plan
Employer contribution to defined contribution plan, percentage of base employment compensation (in percent)		5.00%
Additional contribution by employer to defined contribution plan (in percent)					10.00%
Defined contribution pension plan expenses		$ 8.8	$ 6.5	$ 5.3	$ 1.1	$ 0.9	$ 0.7
Number of defined contribution plans	2

SHAREHOLDERS' EQUITY (Details)	1 Months Ended		12 Months Ended							1 Months Ended			1 Months Ended		12 Months Ended
	Jul. 31, 2010 USD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2008 CAD ( $)	Dec. 03, 2008 USD ( $)	Jul. 31, 2009 Goldex Mine USD ( $)	May 31, 2009 Abitibi USD ( $)	May 26, 2009 Abitibi	Jul. 31, 2010 Meliadine (formerly Comaplex)	Jul. 06, 2010 Meliadine (formerly Comaplex) USD ( $)	Dec. 31, 2008 Pinos Altos Mine USD ( $)
SHAREHOLDERS' EQUITY
Issued common shares including treasury shares (in shares)			168,763,496	168,763,496	156,655,056	156,655,056
Treasury shares related to restricted share unit plan (in shares)			43,141	43,141	29,882	29,882
Dividends declared, per share			$ 0.64		$ 0.18		$ 0.18
Shares issued under flow-through share private placements (in shares)					358,900	358,900	779,250	779,250
Increase in share capital due to common shares issued under flow-through share private placements, net of issuance costs					$ 19,200,000		$ 43,500,000
Amount renounced to investors for income tax purposes						30,600,000		54,500,000
Units issued in private placement (in units)		9,200,000
Common shares included in each unit of private placement (in shares)		1
Common share purchase warrants included in each unit of private placement (in shares)		0.5
Warrant exercise price (in dollars per share)									$ 47.25
Warrant exercise period (in years)		5
Additional warrants issued as consideration for the lead purchaser's commitment (in warrants)		4,000,000
Net proceeds from private placement		281,000,000
Share issuance costs		8,800,000
Additional common shares issued if all outstanding warrants are exercised (in shares)		8,600,000
Business and Properties Acquisition
Number of shares issued for acquisition of mining claims and properties (in shares)	15,000									18,000	15,825
Number of shares issued by Agnico-Eagle to acquire Comaplex (in shares)													10,210,848
Cost of acquisition of mining located in Abitibi region of Quebec											900,000
Agnico-Eagle shares issued for acquisition														579,000,000
Percentage of interest acquired in mining located in Abitibi region of Quebec (as a percent)												100.00%
Number of mining claims acquired											52
Amount received as consideration for shares issued in connection with the exercise of an option granted relating to the acquisition of certain properties relating to the Goldex Mine	800,000
Warrant exercise price										500
Number of common shares issued under public offering (in shares)															900,000
Price of each common share offered to public (per share)															$ 38
Net proceeds from public offering of common share															34,200,000
Accumulated other comprehensive income (loss), net of tax
Cumulative translation adjustment from electing US dollar as principal reporting currency			(15,907,000)		(15,907,000)
Unrealized gain on available-for-sale securities			48,151,000		67,497,000
Cumulative translation adjustments			(299,000)		(299,000)
Unrealized gain (loss) on pension liability			(4,420,000)		(327,000)
Tax effect of accumulated other comprehensive loss items			865,000		85,000
Total accumulated other comprehensive income (loss), net of related tax effects			28,390,000		51,049,000
Realized gain on disposition of available-for-sale securities reclassified due to disposition of securities			$ 19,500,000		$ 10,100,000		$ 9,000,000
Net income per share
Weighted Average number of common shares outstanding - basic (in shares)			162,342,686	162,342,686	155,942,151	155,942,151	144,740,658	144,740,658
Add : Dilutive impact of employee stock options (in shares)			1,192,530	1,192,530	1,256,103	1,256,103	1,148,070	1,148,070
Dilutive impact of warrants (in shares)			2,263,902	2,263,902	1,392,752	1,392,752
Dilutive impact of treasury shares related to RSU plan (in shares)			43,141	43,141	29,882	29,882
Weighted Average number of common shares outstanding - Diluted (in shares)			165,842,259	165,842,259	158,620,888	158,620,888	145,888,728	145,888,728

STOCK-BASED COMPENSATION (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended		12 Months Ended										12 Months Ended				12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CAD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 CAD ( $)	Dec. 31, 2008 USD ( $)	Dec. 31, 2008 CAD ( $)	Jan. 31, 2011 Employee Stock Option Plan	May 31, 2008 Employee Stock Option Plan	Dec. 31, 2010 Employee Stock Option Plan USD ( $)	Dec. 31, 2010 Employee Stock Option Plan CAD ( $)	Dec. 31, 2009 Employee Stock Option Plan USD ( $)	Dec. 31, 2009 Employee Stock Option Plan CAD ( $)	Dec. 31, 2008 Employee Stock Option Plan USD ( $)	Dec. 31, 2008 Employee Stock Option Plan CAD ( $)	Dec. 31, 2006 Employee Stock Option Plan	Dec. 31, 2004 Employee Stock Option Plan	Dec. 31, 2001 Employee Stock Option Plan	May 31, 2001 Employee Stock Option Plan	Dec. 31, 2010 Incentive Share Purchase Plan USD ( $)	Dec. 31, 2009 Incentive Share Purchase Plan USD ( $)	Dec. 31, 2008 Incentive Share Purchase Plan USD ( $)	May 31, 2008 Incentive Share Purchase Plan	Dec. 31, 2010 Restricted Share Unit Plan USD ( $)	Dec. 31, 2009 Restricted Share Unit Plan USD ( $)
STOCK-BASED COMPENSATION.
Maximum number of shares subject to options as a percentage of company's common shares issued and outstanding (in percent)	5.00%	5.00%
Stock-based Compensation Disclosures
Maximum term of options granted before April 24, 2001 under ESOP (in years)	10	10
Maximum term of options granted after April 24, 2001 under ESOP (in years)	5	5
Shares reserved for issuance before increase in the number of shares approved (in shares)								2,500,000
Additional number of shares reserved for issuance (in shares)													6,000,000	6,000,000	3,000,000	2,000,000	2,000,000
Common shares reserved for issuance, authorized (in shares)																	8,000,000	6,000,000				5,000,000
Common shares reserved for issuance (in shares)									6,762,704	6,762,704									2,510,921	2,740,504	2,937,153
Stock options granted (in shares)							2,557,064		2,926,080	2,926,080	2,276,000	2,276,000	2,549,400	2,549,400
Stock options vested (in shares)							639,266		731,520	731,520	569,000	569,000	637,350	637,350
Stock options Vesting period that are not vested immediately (in years)							3Y		3Y	3Y	3Y	3Y	3Y	3Y
Stock options activity
Options outstanding, beginning of year (in shares)							6,762,704		5,707,940	5,707,940	4,752,440	4,752,440	3,609,924	3,609,924
Options granted (in shares)							2,557,064		2,926,080	2,926,080	2,276,000	2,276,000	2,549,400	2,549,400
Options exercised (in shares)									(1,627,766)	(1,627,766)	(1,238,000)	(1,238,000)	(1,340,484)	(1,340,484)
Options forfeited (in shares)									(243,550)	(243,550)	(82,500)	(82,500)	(66,400)	(66,400)
Options outstanding, end of year (in shares)									6,762,704	6,762,704	5,707,940	5,707,940	4,752,440	4,752,440
Options exercisable at end of period (In shares)									2,972,857	2,972,857	2,445,615	2,445,615	1,860,890	1,860,890
Weighted average exercise price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)										$ 53.85		$ 44.57		$ 30.34
Granted, weighted average exercise price (in Canadian dollars per share)										$ 57.55		$ 62.65		$ 54.84
Exercised, weighted average exercise price (in Canadian dollars per share)										$ 47.02		$ 34.28		$ 25.46
Cancelled, weighted average exercise price (in Canadian dollars per share)										$ 58.03		$ 55.99		$ 51.32
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)										$ 56.94		$ 53.85		$ 44.57
Cash received for options exercised	$ 74.7		$ 36.6		$ 33.6
Total intrinsic value of options exercised		46.5		43.8		50.5
Weighted average grant-date fair value of options granted (in Canadian dollars per share)		$ 16.31		$ 24.52		$ 16.78
Contribution limit as a percentage of annual salary																			10.00%
Company match, as a percentage of employee contribution (in percent)																			50.00%
Share-based compensation cost recognized									37.8		27.7		25.3						5	3.8	3.2		3	1.5
Number of common shares subscribed under the Purchase Plan (in shares)																			229,583	196,649	154,998
Value of common shares subscribed under the Purchase Plan																			15	11.3	9.5
Maximum term of options granted under ESOP (in years)																								2Y
Contribution by the company to employee benefit trust																							4	3
Compensation cost capitalized as a part of construction costs									1.3		8.7		9										0.1	0.3
Compensation expense included in production, administration and exploration expense																							$ 2.9	$ 1.2

STOCK-BASED COMPENSATION (Details 2) In Millions, except Share data, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2010 Employee Stock Option Plan C $23.02 - C $83.08 CAD ( $)	Dec. 31, 2010 Employee Stock Option Plan C $23.02 - C $36.23 CAD ( $)	Dec. 31, 2010 Employee Stock Option Plan C $39.18 - C $59.71 CAD ( $)	Dec. 31, 2010 Employee Stock Option Plan C $60.72 - C $83.08 CAD ( $)	Jan. 31, 2011 Employee Stock Option Plan	Dec. 31, 2010 Employee Stock Option Plan USD ( $)	Dec. 31, 2010 Employee Stock Option Plan CAD ( $)	Dec. 31, 2009 Employee Stock Option Plan USD ( $)	Dec. 31, 2008 Employee Stock Option Plan USD ( $)	Dec. 31, 2009 Employee Stock Option Plan	Dec. 31, 2008 Employee Stock Option Plan	Dec. 31, 2010 Restricted Share Unit Plan USD ( $)	Dec. 31, 2009 Restricted Share Unit Plan USD ( $)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Range of exercise price, low end of the range								$ 23.02
Range of exercise price, high end of the range								$ 83.08
Options outstanding, number (in shares)		6,762,704	130,538	4,546,516	2,085,650
Options outstanding, weighted average remaining contractual life (in years)		2.96	0.51	2.96	3.11
Options outstanding, weighted average exercise price (in Canadian dollars per share)		$ 56.94	$ 26.68	$ 54.9	$ 63.29
Options exercisable, number (in shares)		2,972,857	124,438	1,990,456	857,963
Options exercisable, weighted average exercise price (in Canadian dollars per share)		$ 54.85	$ 26.35	$ 53.04	$ 63.18
Weighted average remaining contractual term of options exercisable (in years)	2.4
Common shares reserved for issuance for stock options (in shares)							6,762,704	6,762,704
Number of un-optioned shares available for granting of options (in shares)							2,771,420	2,771,420			4,155,750	6,349,250
Stock options vested (in shares)						639,266	731,520	731,520	569,000	637,350
Fair value of options weighted average assumptions:
Pricing model used for valuation of options							Black-Scholes	Black-Scholes
Risk-free interest rate (in percent)							1.86%	1.86%	1.27%	3.65%
Expected life of options (in years)							2.5	2.5	2.5	2.5
Expected volatility of Agnico-Eagle's share price (in percent)							43.80%	43.80%	64.00%	44.80%
Expected dividend yield (in percent)							0.42%	0.42%	0.42%	0.23%
Aggregate intrinsic value of options outstanding								$ 133
Aggregate intrinsic value of options exercisable								64.7
Total compensation expense for ESOP recognized in consolidated statements of income							37.8		27.7	25.3			3	1.5
Total compensation cost related to non-vested options not yet recognized							32.9
Compensation cost capitalized as a part of construction costs							$ 1.3		$ 8.7	$ 9			$ 0.1	$ 0.3

INCOME AND MINING TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income and mining taxes recovery
Current provision	$ 36,159,000	$ 1,171,000	$ 6,143,000
Future provision (recovery)	66,928,000	20,329,000	16,681,000
Total income and mining tax	103,087,000	21,500,000	22,824,000
Cash income and mining taxes paid	25,200,000	8,800,000	3,800,000
Reconciliation of income tax rates
Combined federal and composite provincial tax rates (as a percent)	29.60%	30.90%	31.10%
Increase (decrease) in taxes resulting from:
Provincial mining duties (as a percent)	6.80%	16.10%	6.90%
Tax law change (US $ election) (as a percent)	(5.10%)	(24.40%)
Impact of foreign tax rates (as a percent)	(0.50%)	(4.90%)
Permanent differences (as a percent)	(4.20%)	2.20%	(13.40%)
Valuation allowance (as a percent)	(0.20%)		5.80%
Effect of changes in income tax rates (as a percent)	(2.70%)		(6.60%)
Actual rate as a percentage of pre-tax income (as a percent)	23.70%	19.90%	23.80%
Future income and mining tax assets and liabilities
Mining properties future income and mining tax liabilities	966,485,000	572,964,000
Net operating and capital loss carry-forwards future income and mining tax assets		27,878,000
Net operating and capital loss carry-forwards future income and mining tax liabilities	(133,042,000)	(24,692,000)
Mining duties future income and mining tax liabilities	(71,492,000)	(44,967,000)
Reclamation provisions future income and mining tax liabilities	(30,752,000)	(20,774,000)
Valuation allowance future income and mining tax liabilities	4,855,000	11,350,000
Future income and mining tax assets		27,878,000
Future income and mining tax liabilities	736,054,000	493,881,000
Deferred tax benefits	21,800,000	21,000,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefit, beginning of year	5,608,000	2,824,000
Additions (reductions)	(3,978,000)	2,784,000
Unrecognized tax benefit, end of year	1,630,000	5,608,000	2,824,000
Canada
Income and mining taxes recovery
Current provision	34,217,000	1,171,000	6,143,000
Future provision (recovery)	47,083,000	27,083,000	25,580,000
Mexico
Income and mining taxes recovery
Current provision	1,942,000
Future provision (recovery)	18,759,000
Finland
Income and mining taxes recovery
Future provision (recovery)	$ 1,086,000	$ (6,754,000)	$ (8,899,000)

ACQUISITIONS (Details) (USD $)	12 Months Ended		1 Months Ended	3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2010 Meliadine (formerly Comaplex)	Sep. 30, 2010 Meliadine (formerly Comaplex)	Jul. 06, 2010 Meliadine (formerly Comaplex)	Apr. 01, 2010 Meliadine (formerly Comaplex)
Business acquisition details
Number of Agnico-Eagle shares Comaplex shareholders received for each Comaplex share held (in shares)						0.1576
Percentage of outstanding shares (fully diluted) of Comaplex held by Perfora prior to the acquisition (as a percent)						17.30%
Percentage of outstanding shares (fully diluted) of Comaplex held by Agnico-Eagle prior to the acquisition (as a percent)						12.30%
Number of Geomark shares Comaplex shareholders other than Agnico-Eagle and Performa received for each Comaplex share held (in shares)						1
Number of shares issued by Agnico-Eagle to acquire Comaplex (in shares)			10,210,848
Transaction costs associated with the acquisition					$ 7,000,000
Total purchase price:
Comaplex shares previously purchased					88,683,000
Agnico-Eagle shares issued for acquisition					578,955,000
Total purchase price to allocate					667,638,000
Fair value of assets acquired:
Property					642,610,000
Goodwill					200,064,000
Supplies					542,000
Equipment					2,381,000
Asset retirement obligation					(3,400,000)
Deferred tax liability					(174,559,000)
Net assets acquired					667,638,000
Cost base of Comaplex shares previously purchased					24,100,000
Non-cash gain on acquisition of Comaplex	57,526,000			64,500,000
Pro forma results of operations
Pro forma net income	$ 331,516,000	$ 85,371,000
Pro forma net income per share - basic (in dollars per share)	$ 2.04	$ 0.55

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 91,974,000	$ 86,392,000
Wages payable	21,583,000	14,036,000
Accrued liabilities	33,390,000	31,924,000
Current portion of capital lease obligation	10,592,000	11,955,000
Goldex Mine government grant	1,485,000
Other liabilities	11,943,000	11,125,000
Accounts payable and accrued liabilities	170,967,000	155,432,000
Liability portion of the flow-through shares issuance included in other liabilities		$ 6,800,000

RELATED PARTY TRANSACTIONS (Details) In Millions, except Share data, unless otherwise specified	Dec. 31, 2010 Contact Diamond Corporation	Jul. 31, 2008 Stornoway Diamond Corporation CAD ( $)	Mar. 31, 2007 Stornoway Diamond Corporation CAD ( $)	Feb. 28, 2007 Stornoway Diamond Corporation USD ( $)	Feb. 28, 2007 Stornoway Diamond Corporation CAD ( $)	Dec. 31, 2008 Stornoway Diamond Corporation CAD ( $)	Dec. 31, 2007 Stornoway Diamond Corporation CAD ( $)	Dec. 31, 2006 Stornoway Diamond Corporation USD ( $)	Dec. 31, 2010 Stornoway Diamond Corporation	Feb. 22, 2010 Stornoway Diamond Corporation CAD ( $)	Dec. 31, 2009 Stornoway Diamond Corporation	Jul. 31, 2008 Stornoway Diamond Corporation	Mar. 16, 2007 Stornoway Diamond Corporation
Related Party Transaction
Interest rate on the loan repayable on demand (in percent)	8.00%
Contact Diamond shares tendered (in shares)								13,800,000
Number of Stornoway shares that each share of Contact was exchanged for								0.36
Shares received on exchange (in shares)								4,968,747
Gain recognized on exchange of shares								$ 4.4
Gain on write-up of loan								2.9
Total cost of subscription receipts subscribed				19.8
Shares of Stornoway received as consideration for assignment of note (in shares)				3,207,861	3,207,861
Deemed per share value of shares paid by Stornoway for note assigned for loan of Contact (in Canadian dollar per share)					$ 1.25
Series A Convertible Debentures purchased			5
Series B Convertible Debentures purchased			5
Maturity period for both series of debentures (in years)			2
Rate of interest on convertible debentures purchased (in percent)													12.00%
Interest payments to the Company on unsecured convertible debentures						0.7	0.9
Interest payments on unsecured convertible debentures received in cash							0.6
Common shares of Stornoway received in satisfaction of accrued but unpaid interest on debentures prior to their redemption (in shares)		527,947				1,940,614	302,450
Shares purchased from Stornoway's treasury in a private placement (in shares)		12,222,222
Price of shares purchased from Stornoway's treasury (in Canadian dollars per share)		$ 0.9
Principal amount of convertible debentures redeemed by Stornoway		10
Amendment fee received on amendment of the debentures to permit early redemption		$ 1
Holdings in related party before transactions in the reporting period (in shares)												27,520,809
Holdings in related party before transactions in the reporting period (in percent)												13.60%
Holdings in related party after the effect of transactions in the reporting period (in shares)									45,270,978		40,270,978	40,270,978
Holdings in related party after the effect of transactions in the reporting period (in percent)									12.80%		15.30%	15.80%
Number of common shares of related party purchased (in shares)										5,000,000
Per share value of common shares of related party purchased (in Canadian dollars per share)										$ 0.5

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2010 Kittila Mine	Dec. 31, 2010 Meadowbank Mine	Dec. 31, 2010 Pinos Altos Mine	Dec. 31, 2010 Abitibi
COMMITMENTS AND CONTINGENCIES
Guarantees provided in the form of letters of credit	$ 111,300,000
Payment of royalty
Number of months after mining operations commence that the Company has to start paying royalties (in months)		12
Percentage of net smelter return the Company has to pay in royalties (in percent)		2.00%
Percentage of net profits interest royalty (in percent)			12.00%
Maximum percentage of gross revenue which annual deductions are limited to (in percent)			85.00%
Maximum percentage of net profits which is subject to royalties (in percent)			14.00%
Percentage of net profits interest royalty and net smelter return royalty, low end of range (in percent)				2.50%	0.50%
Percentage of net profits interest royalty and net smelter return royalty, high end of range (in percent)				3.50%	5.00%
Purchase commitments related to oxygen and electricity supplies
2011		10,294,000
2012		7,798,000
2013		5,918,000
2014		4,466,000
2015		4,466,000
Subsequent years		28,862,000
Total		$ 61,804,000

LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
LEASES
Number of sale-leaseback agreements	5
Average Effective Annual Interest Rate (in percent)		6.18%
Average Length of Contract (in years)		4.5
Gross amount of assets under sale-leaseback	$ 33.6	$ 21

LEASES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Future minimum lease payment under capital lease
2011	$ 13,015,000
2012	13,015,000
2013	15,931,000
2014	8,907,000
2015	3,608,000
Thereafter	0
Total minimum lease payments	54,476,000	37,762,000
Less amount representing interest	5,865,000	3,826,000
Present value of net minimum lease payments	48,611,000	33,936,000
Less: current portion	10,592,000	11,955,000
Long-term portion of capital leases	38,019,000	21,981,000
Gross amount of assets under capital leases	55,700,000	51,700,000	30,700,000
Minimum lease payment under operating leases
2011	1,506,000
2012	1,292,000
2013	748,000
2014	663,000
2015	663,000
Thereafter	4,891,000
Total	9,763,000
Total rental expense for operating leases	$ 4,100,000	$ 3,700,000	$ 3,100,000
Kittila Mine
Capital lease of lessee
Capital lease period (in years)	5
Effective Annual Interest Rate	4.99%
Meadowbank Mine
Capital lease of lessee
Capital lease period (in years)	5
Effective Annual Interest Rate	5.64%

RESTRICTED CASH (Details) (USD $) In Thousands	Dec. 31, 2010
RESTRICTED CASH
Restricted cash	$ 2,510

FINANCIAL INSTRUMENTS (Details) Share data in Millions, unless otherwise specified	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Zero cost collars USD ( $)	Dec. 31, 2009 Zero cost collars USD ( $)	Dec. 31, 2010 Zero cost collars CAD ( $)	Dec. 31, 2008 Zero cost collars USD ( $)	Dec. 31, 2010 Call Options Written USD ( $)	Dec. 31, 2009 Call Options Written USD ( $)	Sep. 30, 2009 Call Options Written	Dec. 31, 2008 Call Options Written USD ( $)	Dec. 31, 2010 Extendible foreign exchange flat forward USD ( $)	Dec. 31, 2010 Extendible foreign exchange flat forward USD ( $)	Jun. 30, 2011 Extendible foreign exchange flat forward	Dec. 31, 2010 Extendible foreign exchange flat forward CAD ( $)
Derivative
Number of zero cost collars entered into by the entity						3
Net premium payable to different counterparties
Amount of expenditures the zero cost collars hedged			20,000,000	45,000,000		180,000,000
Changes in AOCI balances recorded in consolidated financial statements pertaining to the foreign exchange hedging activities
AOCI, beginning of year	28,390,000	51,049,000		(8,888,000)
Gain reclassified from AOCI into project development costs				(7,399,000)
Gain (loss) recognized in OCI				16,287,000
AOCI, end of year	28,390,000	51,049,000
Premium on unmatured written covered call options on available-for-sale securities								1,100,000
Black-Scholes calculated mark-to-market gain (loss)								500,000
Goldcorp shares sold (in shares)									0.8
Number of Goldcorp warrants held by the entity (in shares)									0.8
Liability recognized for call option								600,000
Realized gain on foreign exchange collar												711,000
Exposure to interest rate risk							104,600,000	163,600,000
Fixed weighted average interest rate on short-term investments and cash equivalents (as a percent)							0.56%	0.59%
Value to be exchanged for Canadian dollars each month											5,000,000
Exchange rate for converting US $ into C $ under foreign exchange flat forward transaction														1.1
Realized gain on foreign exchange extendible flat forword			1,797,000				2,500,000	10,500,000
Extension period to counterparty under extendible foreign exchange flat forward contract (in months)													6	6
Unrealized mark to market gain												142,000
Foreign currency exchange contract floor price under zero cost collar contract					1.05
Foreign currency exchange contract cap price under zero cost collar contract					1.07
Premiums realized on written foreign exchange call option							$ 4,845,000	$ 4,494,000		$ 4,481,000

FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended			9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Zinc Call Options Written	Mar. 31, 2010 Zinc Call Options Written	Dec. 31, 2010 Call Options Written	Dec. 31, 2009 Call Options Written	Dec. 31, 2010 Zinc Put options purchased	Mar. 31, 2010 Zinc Put options purchased	Dec. 31, 2010 Silver	Mar. 31, 2010 Zinc	Dec. 31, 2010 Zinc	Dec. 31, 2009 Zinc	Dec. 31, 2010 Copper	Dec. 31, 2009 Copper
Derivative
Zinc options (in metric tonnes)					15,000				15,000
Strike price for option (per metric tonne)					2,500				2,200
Options expiring each month, beginning from March 31, 2010 (in metric tonnes)				1,500				1,500
Limit for participation, zinc prices set by zero-cost collar strategy (per metric tonne)											2,500
Percentage of forcasted Zinc production (as a percent)											21.00%
Gain recognized in consolidated statement of income and comprehensive income						$ 2,500	$ 10,500			$ (3,058)		$ 3,733	$ (752)	$ (558)	$ (150)
Number of short-term call options written														4
Gain on derivative financial instruments	$ 7,612	$ 3,592	$ 4,481

FINANCIAL INSTRUMENTS (Details 3) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Financial assets:
Available-for-sale securities	$ 99,109	$ 111,967
Fair value measured on recurring basis | Level 1
Financial assets:
Available-for-sale securities	90,925
Total financial assets	90,925
Fair value measured on recurring basis | Level 2
Financial assets:
Cash equivalents and short-term investments	7,820
Available-for-sale securities	8,185
Trade receivables	112,949
Total financial assets	128,954
Financial liabilities:
Derivative liabilities	142
Fair value measured on recurring basis | Total
Financial assets:
Cash equivalents and short-term investments	7,820
Available-for-sale securities	99,109
Trade receivables	112,949
Total financial assets	219,878
Financial liabilities:
Derivative liabilities	$ 142

SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended													12 Months Ended						3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Canada	Dec. 31, 2009 Canada	Dec. 31, 2008 Canada	Dec. 31, 2010 Europe	Dec. 31, 2009 Europe	Dec. 31, 2008 Europe	Dec. 31, 2010 Latin America	Dec. 31, 2009 Latin America	Dec. 31, 2008 Latin America	Dec. 31, 2010 Meliadine (formerly Comaplex) Exploration	Dec. 31, 2010 Exploration	Dec. 31, 2009 Exploration	Dec. 31, 2008 Exploration	Dec. 31, 2010 Corporate and Other	Dec. 31, 2009 Corporate and Other	Dec. 31, 2008 Corporate and Other	Sep. 30, 2010 Meliadine (formerly Comaplex)
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments (in percent)	10.00%
Segment reporting Information
Revenues from Mining Operations	$ 1,422,521	$ 613,762	$ 368,938	$ 1,086,744	$ 538,123	$ 368,938	$ 160,140	$ 61,457		$ 175,637	$ 14,182
Production Costs	677,472	306,318	186,862	499,621	252,035	186,862	87,735	42,464		90,116	11,819
Amortization	192,486	72,461	36,133	140,024	60,028	36,133	31,231	10,909		21,134	1,524			97
Exploration and Corporate Development	54,958	36,279	34,704											54,958	36,279	34,704
Foreign currency translation loss (gain)	19,536	39,831	(77,688)	22,815	36,499	(70,442)	(2,780)	3,582	(7,281)	(2,126)	(250)	35		1,627
Segment Income (Loss)	478,069	158,873	188,927	424,284	189,561	216,385	43,954	4,502	7,281	66,513	1,089	(35)		(56,682)	(36,279)	(34,704)
Interest and sundry income	10,254	12,580	7,240														10,254	12,580	7,240
Gain on aquisition of Comaplex	57,526																57,526			64,500
Gain on sale of available-for-sale securities	19,487	10,142	25,626														19,487	10,142	25,626
Gain on derivative financial instruments	7,612	3,592	4,481														7,612	3,592	4,481
General and administrative	(94,327)	(63,687)	(47,187)														(94,327)	(63,687)	(47,187)
Write-down on available-for-sale securities			(74,812)																(74,812)
Provincial capital tax	6,075	(5,014)	(5,332)														6,075	(5,014)	(5,332)
Interest expense	(49,493)	(8,448)	(2,952)														(49,493)	(8,448)	(2,952)
Income before income and mining taxes	435,203	108,038	95,991														435,203	108,038	95,991
Capital Expenditures	1,175,251	656,759	910,236	1,004,129	435,098	548,555	67,894	84,955	190,188	103,131	136,706	171,438		97		55
Goodwill (note 9)	$ 200,064												$ 200,100

Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	168,720,355
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY